                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                        ENDED SEPTEMBER 30, 1999




LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

KEMPER MUNICIPAL BOND FUND
KEMPER INTERMEDIATE MUNICIPAL BOND FUND

OFFERING INVESTORS THE OPPORTUNITY FOR AS HIGH A LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRESERVATION OF CAPITAL

KEMPER NATIONAL TAX-FREE
INCOME SERIES

            ". . . Despite an environment of rising interest rates,
       municipal bonds held up well relative to government bonds. . . ."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
Economic Overview
5
Management Team
6
Performance Update
8
Terms to Know
10
Portfolio Statistics
13
Portfolio of Investments
37
Financial Statements
39
Notes to Financial Statements
45
Financial Highlights
49
Report of Independent Auditors


AT A GLANCE
--------------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE
INCOME FUNDS TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1999
(UNADJUSTED FOR SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

CLASS A                                             -2.75%
CLASS B                                             -3.48%
CLASS C                                             -3.47%
LIPPER MUNICIPAL BOND FUNDS CATEGORY AVERAGE*       -3.07%
--------------------------------------------------------------------------------

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

CLASS A                                             -0.79%
CLASS B                                             -1.48%
CLASS C                                             -1.56%
LIPPER INTERMEDIATE MUNICIPAL BOND
FUNDS CATEGORY AVERAGE*                             -0.76%
--------------------------------------------------------------------------------

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

*LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES
 IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES; IF SALES CHARGE HAD BEEN INCLUDED, RESULTS MAY HAVE BEEN LESS FAVORABLE.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                         AS OF        AS OF
                                        9/30/99      9/30/98
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS A                                 $9.60        $10.61
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS B                                 $9.58        $10.58
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS C                                 $9.62        $10.62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                         AS OF       AS OF
                                        9/30/99     9/30/98
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS A                       $10.00      $10.53
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS B                       $10.00      $10.52
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS C                       $10.00      $10.53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE INCOME
FUNDS LIPPER RANKINGS AS OF 9/30/99*
--------------------------------------------------------------------------------
COMPARED WITH ALL OTHER FUNDS IN THE
GENERAL MUNICIPAL DEBT AND INTERMEDIATE
MUNICIPAL DEBT LIPPER CATEGORIES

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                        CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------

                         #111 of       #166 of       #163 of
1-YEAR                  258 funds     258 funds     258 funds
--------------------------------------------------------------------------------
                         #30 of        #109 of       #106 of
5-YEAR                  158 funds     158 funds     158 funds
--------------------------------------------------------------------------------
                         #16 of
10-YEAR                 75 funds         N/A           N/A
--------------------------------------------------------------------------------
                         #7 of
15-YEAR                 43 funds         N/A           N/A
--------------------------------------------------------------------------------
                         #6 of
20-YEAR                 24 funds         N/A           N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF SEPTEMBER 30, 1999.

--------------------------------------------------------------------------------
MUNICIPAL BOND
--------------------------------------------------------------------------------

                        CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.4824       $0.3986       $0.3994
--------------------------------------------------------------------------------
SEPTEMBER DIVIDEND:     $0.0394       $0.0330       $0.0335
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       4.41%         3.28%         3.31%
--------------------------------------------------------------------------------
SEC YIELD+:               4.36%         3.73%         3.82%
--------------------------------------------------------------------------------
TAX EQUIVALENT
YIELD:                    7.01%         5.21%         5.27%
--------------------------------------------------------------------------------

Based on a marginal federal income tax rate of 37.1%

--------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
--------------------------------------------------------------------------------

                        CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:        $0.4187       $0.3380       $0.3401
--------------------------------------------------------------------------------
SEPTEMBER DIVIDEND:     $0.0342       $0.0277       $0.0280
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       3.74%         3.11%         3.15%
--------------------------------------------------------------------------------
SEC YIELD+:               3.77%         3.06%         3.09%
--------------------------------------------------------------------------------
TAX EQUIVALENT
YIELD:                    5.95%         4.95%         5.01%
--------------------------------------------------------------------------------

Based on a marginal federal income tax rate of 37.1%

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN
 ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON SEPTEMBER 30, 1999. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED SEPTEMBER 30, 1999, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. TAX EQUIVALENT YIELD IS BASED ON THE FUND'S YIELD AND THE 37.1% FEDERAL TAX RATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND FOR SOME INVESTORS, A PORTION MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

ECONOMIC OVERVIEW

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $290 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.


DEAR KEMPER FUNDS SHAREHOLDER:

  Markets have been aquiver about inflation risks. Growth in the United States continues to exceed most expectations. Labor markets are visibly tight. These are the precursors to inflation -- everybody knows it.
  Everybody except us, that is. We don't buy it in principle, and reality is proving our theory correct.
  First, let's look at growth. The traditional economic view is that growth causes inflation. Today, we're seeing exactly the opposite: Low inflation is causing growth. Low inflation keeps interest rates down, and low interest rates spur investment by making borrowing money cheap. Investment allows companies to add capacity, keeping competition fierce. As a result, companies aren't raising prices; they're competing for business by keeping goods attractive and prices low. That's true for the old economy, in which consumers are buying t-shirts, and the new economy, in which consumers are buying Internet services. Everywhere they look, consumers see bargains -- in the malls, in the auto showrooms, at the mortgage companies.
  As for tight labor markets, the traditional economic view is that tight labor markets -- i.e., many "help-wanted" signs -- forces companies to pay a premium for talent. That, in turn, forces companies to raise their prices in order to protect their profits. And raising prices results in inflation. In contrast, we believe that tight labor markets won't cause wages to surge. Why?
  To start with, temporary agencies have proliferated, accounting for 2.2 percent of jobs, up from 0.5 percent in the early 1980s. They get just the right amount and type of labor to the right spot at the right time to get the job done.
  Immigration also keeps a lid on wage rates, since it replenishes the work force much faster than births. Immigration is at its highest level ever; an amazing 10 percent of the population is foreign-born. Nearly 1 million people enter the United States legally each year, and another 300,000 just show up. When they get here, they look for jobs. And often, they're willing to accept lower-paying jobs than the average citizen.
  Finally, and perhaps most importantly, wage rates are kept in check by executives' intense profit focus. Payroll is a company's biggest expense. When payroll skyrockets, profits decline -- and that would be bad for a CEO who promised Wall Street double-digit earnings growth from now to the end of time. If investors are disappointed in earnings growth, they sell their stock. And when they sell their stock, the stock options that are an essential part of many executives' compensation are as valuable as scrap paper.
  Supporting our theory are two distinct and important sets of data which were released in late October: The Bureau of Economic Analysis (BEA) released its third-quarter estimate of gross domestic product (GDP), the value of all goods and services produced in the United States, and the Bureau of Labor Statistics
(BLS) released its employment cost index (ECI), which measures what employers pay for their workers' wages, salaries and benefits.
  GDP grew at a 4.8 percent rate in the third quarter, up sharply from the revised 1.9 percent second-quarter pace and just slightly above the consensus estimate of 4.7 percent.
  At the same time, however, the ECI rose by 0.8 percent in the July-September period, down from a 1.1 percent increase in the second quarter. The third-quarter gain also was lower than the 0.9 percent increase forecast by economists in a Reuters poll. (The report, by the way, is said to be one of the favorites of Federal Reserve Chairman Alan Greenspan, who uses it as a key indicator of inflation pressures in the world's largest economy.)
  In essence, then, the U.S. economy posted its strongest growth so far this year in the third quarter, while wage costs remained tame. The combination of strong consumer demand and the lowest unemployment in a generation just isn't igniting wage-driven inflation.
  These figures tell us that the Fed won't have inflation as an excuse to raise interest rates for a third time this year when it meets on Nov. 16 to decide whether to raise key interest rates for the third time this year.
  But more importantly, if these numbers prove anything, it's that conventional wisdom that growth causes inflation should be turned on its head. The Fed, in deciding to

ECONOMIC OVERVIEW

 ECONOMIC GUIDEPOSTS

   ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.
   [BAR GRAPH]

                                           NOW (10/31/99)          6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           --------------          ------------            ----------            -----------
10-year Treasury rate 1                          6.1                    5.2                    4.5                   6.0
Prime rate 2                                     8.25                   7.75                   8.25                  8.5
Inflation rate 3*                                2.6                    1.8                    1.4                   2.2
The U.S. dollar 4                               -0.9                   -0.5                    1.1                   7.6
Capital goods orders 5*                          5.25                   5.5                    8.6                   4.6
Industrial production 5*                         2.4                    2.0                    2.65                  6.1
Employment growth 6                              2.2                    2.3                    2.4                   2.7

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
*DATA AS OF 9/30/99.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.



target growth itself, wants the country to slow down to prevent an inflation outbreak. This is a dangerous game. If it succeeds in slowing growth, inflation could easily disappear or turn into deflation. Real rates that are already high would turn punitive. Credit quality would deteriorate rudely. Only rapid growth can ensure that companies and consumers can continue to pay their bills.
  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

Scudder Kemper Investments Economics Group

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF THE ECONOMIC ADVISORS OF SCUDDER KEMPER INVESTMENTS, INC. AS OF OCTOBER 28, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

MANAGEMENT TEAM

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                           PORTFOLIO MANAGEMENT TEAM

[BRENNAN PHOTO]
ELEANOR R. BRENNAN IS CO-LEAD PORTFOLIO MANAGER OF KEMPER MUNICIPAL BOND FUND. SHE JOINED SCUDDER KEMPER INVESTMENTS, INC. IN MARCH 1995 AND IS A VICE PRESIDENT.

[CAGGIANO PHOTO]
MATTHEW J. CAGGIANO IS A PORTFOLIO MANAGER FOR KEMPER MUNICIPAL BOND FUND. HE IS A CHARTERED FINANCIAL ANALYST AND JOINED THE FIRM IN 1991.

[CONDON PHOTO]
PHILIP G. CONDON IS CO-LEAD PORTFOLIO MANAGER OF KEMPER MUNICIPAL BOND FUND AND PORTFOLIO MANAGER OF KEMPER INTERMEDIATE MUNICIPAL BOND FUND. HE JOINED SCUDDER KEMPER INVESTMENTS IN 1983.

[GOODFIELD PHOTO]
ASHTON P. GOODFIELD IS LEAD PORTFOLIO MANAGER OF KEMPER INTERMEDIATE MUNICIPAL BOND FUND. A SENIOR VICE PRESIDENT AND CHARTERED FINANCIAL ANALYST, SHE JOINED SCUDDER KEMPER INVESTMENTS IN 1990.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

PERFORMANCE UPDATE

AS THE FISCAL YEAR BEGAN, INVESTOR FOCUS SHIFTED FROM TURBULENCE OVERSEAS TO STRONG ECONOMIC GROWTH IN THE UNITED STATES. FEARS OF POTENTIALLY HIGHER INFLATION PUSHED INTEREST RATES UP AND BOND PRICES DOWN THROUGHOUT THE FUNDS' FISCAL YEAR. IN THE FOLLOWING Q&A, THE MANAGEMENT TEAM DISCUSSES THE MARKET'S PERFORMANCE AND THEIR INVESTMENT STRATEGY.

Q    BEFORE WE GET INTO THE PERFORMANCE OF THE FUNDS, COULD YOU PROVIDE SOME
BACKGROUND ON HOW GOVERNMENT BONDS PERFORMED OVER THE LAST 12 MONTHS?

A    The last 12 months were characterized by a nearly continuous rise in interest rates across all maturities. At the very start of the fiscal year last fall, the market was in the grip of a "flight to quality" brought on by turbulence in international markets. Russia had defaulted on part of its debt, Asian economies and currency markets were battered by uncertainty, and the stability of Latin American markets was coming into question. Added to this, much of Europe was converting to the euro at year-end. For nervous investors, about the only safe bet in town was U.S. Treasury bonds. As a result, money poured into the U.S. Treasury market, and the demand pushed yields down to historically low levels. In fact, for much of October 1998, the yield on 30-year U.S. Treasury bonds was actually below 5 percent for the first time in recent memory.

     To help combat the uncertainty and ward off a worsening of the situation, the Federal Reserve cut interest rates three times in the last quarter of 1998. The Fed's plan, in part, was to inject liquidity into the global financial system by stimulating the U.S. economy -- and thereby other economies -- and make the yields on foreign bonds look more attractive in comparison with U.S. securities.

Q    DID THE FED'S PLAN WORK?

A    Yes, it did. In fact, it worked almost TOO well. Investors gained confidence that foreign economies could bring their problems under control, and assets shifted from the U.S. to other markets. At the same time, some investors feared that the Fed's stimulus, which was uncharacteristically applied during a time of strong U.S. economic growth, would ignite inflation. Both these factors acted to push interest rates up in the U.S. from the end of October 1998 to the end of September 1999. As the fiscal year came to a close, the Federal Reserve was compelled to put the brakes on the U.S. economy by raising rates on June 30 and again August 24.

     Because bond prices fall when interest rates rise, these last 12 months have been a challenging period for bond investors. It's been tough to try to create positive returns for shareholders when fighting the constant headwind of rising rates. This difficulty is reflected in the returns of bond indices. For example, the Lehman Brothers Aggregate Bond Index*, which is a broad proxy for the bond market as a whole, declined 0.37 percent for the 12-month period ended September 30, 1999. High-quality corporate bonds experienced similar performance, with the Lipper A-Rated Bond Fund Average* posting a -1.68 percent return. Longer-term bonds were hit hardest; the Lehman Brothers Long-Term Government Bond Index* was down 7.64 percent for the same period.

* THE LEHMAN AGGREGATE BOND INDEX IS A TOTAL RETURN INDEX INCLUDING FIXED-RATE DEBT ISSUES RATED INVESTMENT-GRADE OR BETTER. IT CONTAINS GOVERNMENT, CORPORATE AND MORTGAGE SECURITIES AND IS GENERALLY CONSIDERED REPRESENTATIVE OF THE MARKET FOR INVESTMENT-GRADE BONDS AS A WHOLE. LIPPER A-RATED BOND FUND AVERAGE IS AN AVERAGE OF THE TOTAL RETURN PERFORMANCE OF THE 25 LARGEST FUNDS IN LIPPER ANALYTICAL SERVICES A-RATED BOND FUND CATEGORY. THE LEHMAN BROTHERS LONG-TERM GOVERNMENT BOND INDEX IS A TOTAL RETURN INDEX GENERALLY CONSIDERED REPRESENTATIVE OF THE MARKET FOR TREASURIES AND GOVERNMENT AGENCY SECURITIES WITH MATURITIES GREATER THAN TEN YEARS.

Q    HOW DID MUNICIPAL BONDS FARE IN COMPARISON?

A    Despite an environment of rising interest rates, municipal bonds held up well relative to government bonds. The Lehman Brothers Municipal Bond Index* managed to end the period down 0.70 percent. Certainly, a negative total return is nothing to cheer about, but in comparison with how long-term government bonds performed, municipals held their own.

* THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX, A MUNICIPAL BOND MUST MEET THE FOLLOWING
  CRITERIA: A MINIMUM CREDIT RATING OF BBB, ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, ISSUED WITHIN THE LAST FIVE YEARS, AND A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX.

PERFORMANCE UPDATE

Q    WHY DID MUNICIPAL BONDS HOLD UP BETTER THAN THE LONG-TERM GOVERNMENT BOND
MARKET?

A    The turbulence had less of an impact because several factors were operating in favor of municipal bonds. The primary one was a positive supply/demand situation. Municipal bond issuance in 1999 through September was down more than 20 percent from the same period last year. With demand remaining strong and fewer bonds from which to choose, investors were willing to settle for slightly less yield, and that helped provide a ceiling on how far up yields would go and, therefore, how far down prices would go.

     Second, municipal bond yields were very attractive compared with government bond yields. Usually, a municipal bond will yield about 10 to 15 percent less than a similar-maturity government bond, because the tax advantage of a municipal is discounted in its price. But when government bond yields were so low, A-rated municipal bonds actually OUTYIELDED 30-year Treasuries, which is very unusual. As a result, a lot of "crossover buyers" -- investors who wouldn't normally buy municipal bonds -- entered the market and helped boost demand.

     According to THE BOND BUYER Revenue Bond Index (see Terms To Know on page
8), A-rated municipal bonds at the end of September yielded nearly THE SAME as a similar-maturity treasury bond -- a very attractive value when you consider the tax advantage that municipal bonds offer.

     Finally, a solid credit situation has helped support municipal bond prices. The economy is growing well, and that translates to solid tax revenues for municipalities. A good revenue stream means an increase in high-quality bonds, which tend to have lower yields because buyers don't need to be compensated to take extra risk.

Q    HOW DID THE FUNDS PERFORM SPECIFICALLY?

A    As did nearly all municipal bond funds, our funds lagged the -0.70 percent return registered by the Lehman Brothers Municipal Index for the 12-month period ended September 30. Mutual funds tended to lag the index because funds have to contend with trading charges and operating expenses that an index does not. Normally, our active management can take advantage of discrepancies in the market to overcome this difference. But a challenging market like that of the past year requires shifting and restructuring just to stay even.

     Overall, the funds performed in line with their peer groups. For the fiscal year, Kemper Municipal Bond Fund returned -2.75 percent (Class A shares, unadjusted for any sales charge), which was slightly better than the Lipper General Municipal Debt Average of -3.07 percent. Kemper Intermediate Municipal Bond Fund, by virtue of its shorter maturity, declined less. It finished the fiscal year with a -0.79 percent return (Class A shares, unadjusted for any sales charge), and performed in line with the Lipper Intermediate Municipal Debt Fund Average return of -0.76 percent.

     On an absolute basis, it wasn't a year to write home about, but on a relative basis, we held our own.

Q    YOU'VE SAID IN THE PAST THAT YOU NORMALLY MANAGE THE FUNDS BY KEEPING
CLOSE TO A NEUTRAL DURATION AND THEN TRYING TO TAKE ADVANTAGE OF DISLOCATIONS IN THE MARKET TO INCREMENTALLY BOOST RETURNS. DID YOU DO ANYTHING IN ADDITION TO THAT DURING THE COURSE OF THE YEAR?

A    We've been concentrating purchases in the five- to 12-year maturity range.
For the last several months, this area of the yield curve appeared to offer the best trade-off of risk and return. Another thing we've been doing is selectively selling bonds and taking losses to help offset gains in other areas. Our goal is to neutralize any big taxable capital gain distribution to our shareholders at the end of the year. We believe we've been successful at that. And one added advantage is that we can reinvest the proceeds of our bond sales at today's higher rates.

Q    WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET FROM HERE?

A    We think municipals should perform relatively well for several reasons.
First, the municipal market should continue to be more stable than the government and corporate bond markets. As the fiscal year drew to a close, it appeared that investors were expecting the Federal Reserve to raise rates at least once more. If the Fed does tighten, Treasuries and corporate bonds would likely remain volatile as most investors try to interpret the ramifications of higher rates on both the domestic and global economies. Meanwhile, municipal investors tend not to pay close attention to global markets or corporate profits. They are typically more reliable buyers,

PERFORMANCE UPDATE

and their steady demand should help dampen volatility in the municipal bond market.

     Second, the municipal market continues to offer attractive value, with long-maturity yields still attractive relative to Treasuries. As we mentioned, A-rated municipal bonds now yield nearly the same as similar-maturity Treasuries, even without factoring in the tax advantage. Third, strong municipal finances should help alleviate credit concerns. And finally, issuance has so far remained more than 20 percent below last year's levels, and that lack of supply should help support prices.

     For these reasons, we think that municipal bonds will continue to offer fixed-income investors an attractive option.

TERMS TO KNOW

BOND RATINGS Grades assigned by credit-rating agencies to corporate and municipal debt securities, based on the borrower's expected ability to repay. The higher the grade, the lower the interest rate a borrower will usually pay. The two major credit rating firms are Moody's Investors Service, Inc. and Standard & Poor's.

DURATION A measure, in years, of the interest rate sensitivity of a portfolio, incorporating time-to-maturity and coupon size. The longer a portfolio's duration, the greater its sensitivity to interest-rate changes.

REVENUE BOND INDEX (RBI) The RBI is the average yield on 25 revenue bonds with 30-year maturities generally rated single "A," compiled by THE BOND BUYER, a newspaper that reports on the municipal bond market.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering.

PERFORMANCE UPDATE

KEMPER MUNICIPAL BOND FUND

                                  [BAR GRAPH]
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR PERIODS ENDED SEPTEMBER 30, 1999 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                           1-YEAR     5-YEAR      10-YEAR    LIFE OF CLASS
----------------------------------------------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS A         -7.12%     5.39%       6.66%          7.33%         (since 4/20/76)
----------------------------------------------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS B         -6.19      5.29        N/A            4.71          (since 5/31/94)
----------------------------------------------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS C         -3.47      5.51        N/A            4.95          (since 5/31/94
----------------------------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 04/30/76 to 09/30/99

                                 KEMPER MUNICIPAL BOND          LEHMAN BROTHERS
                                     FUND CLASS A(1)         MUNICIPAL BOND INDEX(+)    CONSUMER PRICE INDEX(++)
                                 ---------------------       --------------------       ----------------------
4/30/76                                 9550.00                    10000.00                    10000.00
                                       10436.00                    11695.00                    10363.00
                                       11220.00                    12424.00                    11064.00
                                       11020.00                    11861.00                    12063.00
                                       10871.00                    11790.00                    13668.00
                                        9368.00                    10739.00                    15363.00
                                        8431.00                     9641.00                    16736.00
                                       12065.00                    13581.00                    17384.00
12/31/83                               13785.00                    14675.00                    18044.00
                                       15208.00                    16223.00                    18758.00
                                       18427.00                    19473.00                    19465.00
                                       21943.00                    23234.00                    19685.00
                                       22620.00                    23583.00                    20553.00
                                       24575.00                    25978.00                    21455.00
                                       27353.00                    28780.00                    22453.00
                                       29174.00                    30881.00                    23823.00
12/31/91                               32902.00                    34630.00                    24553.00
                                       35768.00                    37683.00                    25258.00
                                       40488.00                    42312.00                    25960.00
                                       38258.00                    40140.00                    26655.00
                                       45270.00                    47129.00                    27312.00
                                       46776.00                    49216.00                    28239.00
                                       51152.00                    53740.00                    28720.00
                                       54099.00                    57222.00                    29183.00
9/30/99                                52609.00                    56486.00                    29824.00

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 05/31/94 to 9/30/99

                                 KEMPER MUNICIPAL BOND          LEHMAN BROTHERS
                                     FUND CLASS B(1)         MUNICIPAL BOND INDEX(+)    CONSUMER PRICE INDEX(++)
                                 ---------------------       ---------------------      ----------------------
5/31/94                                10000.00                    10000.00                    10000.00
                                        9744.00                     9868.00                    10149.00
12/31/95                               11444.00                    11586.00                    10400.00
                                       11707.00                    12099.00                    10753.00
12/31/97                               12688.00                    13211.00                    10936.00
                                       13307.00                    14067.00                    11112.00
9/30/99                                12776.00                    13886.00                    11356.00

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 05/31/94 to 09/30/99

                                 KEMPER MUNICIPAL BOND          LEHMAN BROTHERS
                                     FUND CLASS C            MUNICIPAL BOND INDEX(+)    CONSUMER PRICE INDEX(++)
                                 ---------------------       ---------------------      ----------------------
5/31/94                                10000.00                    10000.00                    10000.00
                                        9776.00                     9868.00                    10149.00
12/31/95                               11484.00                    11586.00                    10400.00
                                       11762.00                    12099.00                    10753.00
12/31/97                               12755.00                    13211.00                    10936.00
                                       13378.00                    14067.00                    11112.00
9/30/99                                12940.00                    13886.00                    11356.00

   PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* AVERAGE ANNUAL TOTAL RETURN AND TOTAL RETURN MEASURE NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE, WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

(1)PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING KEMPER MUNICIPAL BOND FUND WITH THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

+ THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX, A MUNICIPAL BOND MUST MEET THE FOLLOWING
   CRITERIA: A MINIMUM CREDIT RATING OF BBB, ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, ISSUED WITHIN THE LAST FIVE YEARS, AND A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS CDA WIESENBERGER.

++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN
   THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS CDA WEISENBERGER.

PORTFOLIO STATISTICS

KEMPER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*             ON 9/30/99              ON 9/30/98
--------------------------------------------------------------------------------
REVENUE BONDS                          66%                     69%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS               19                      18
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED BONDS          13                      13
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                    2                      --
--------------------------------------------------------------------------------
                                      100%                    100%

                                  [PIE CHART]             [PIE CHART]
                                  ON 09/30/99             ON 09/30/98

--------------------------------------------------------------------------------
QUALITY                           ON 9/30/99               ON 9/30/98
--------------------------------------------------------------------------------
AAA                                    64%                     63%
--------------------------------------------------------------------------------
AA                                     12                      13
--------------------------------------------------------------------------------
A                                       5                      11
--------------------------------------------------------------------------------
BBB                                    10                      10
--------------------------------------------------------------------------------
BB                                      1                      --
--------------------------------------------------------------------------------
NOT RATED                               8                       3
--------------------------------------------------------------------------------
                                      100%                    100%

                                  [PIE CHART]              [PIE CHART]
                                  ON 09/30/99              ON 09/30/98
--------------------------------------------------------------------------------
YEARS TO MATURITY                 ON 9/30/99               ON 9/30/98
--------------------------------------------------------------------------------

1-10 YEARS                             46%                     17%
--------------------------------------------------------------------------------
11-20 YEARS                            46                      50
--------------------------------------------------------------------------------
+21 YEARS                               8                      33
--------------------------------------------------------------------------------
                                      100%                    100%

                                 [PIE CHART]               [PIE CHART]
                                 ON 09/30/99               ON 09/30/98

-------------------------------------------------------------------------------
                                  ON 9/30/99               ON 9/30/98
-------------------------------------------------------------------------------
AVERAGE MATURITY                  13.7 years               16.3 years
-------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PERFORMANCE UPDATE

KEMPER INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------

FOR PERIODS ENDED SEPTEMBER 30, 1999 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                          1-YEAR            LIFE OF CLASS
-------------------------------------------------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS A           -3.54%               5.50%     (since 11/1/94)
-------------------------------------------------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS B           -4.34                4.91      (since 11/1/94)
-------------------------------------------------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS C           -1.56                5.30      (since 11/1/94)
-------------------------------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]
-------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS A
-------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 11/30/94 to 9/30/99

                                                   KEMPER INTERMEDIATE
                                                   MUNICIPAL BOND FUND           LEHMAN BROTHERS
                                                        CLASS A(1)            MUNICIPAL BOND INDEX(+)   CONSUMER PRICE INDEX(++)
                                                   -------------------        ---------------------     ----------------------
11/30/94                                                 9721.00                    10000.00                    10000.00
                                                         9917.00                    10224.00                    10000.00
12/31/95                                                11314.00                    12004.00                    10247.00
                                                        11700.00                    12536.00                    10595.00
12/31/97                                                12576.00                    13688.00                    10775.00
                                                        13235.00                    14575.00                    10949.00
9/30/99                                                 13088.00                    14388.00                    11189.00

                                  [LINE GRAPH]
-------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS B
-------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 11/30/94 to 9/30/99

                                                   KEMPER INTERMEDIATE
                                                   MUNICIPAL BOND FUND           LEHMAN BROTHERS
                                                        CLASS B(1)            MUNICIPAL BOND INDEX(+)    CONSUMER PRICE INDEX(++)
                                                   -------------------        ---------------------      ----------------------
11/30/94                                                10000.00                    10000.00                    10000.00
                                                        10193.00                    10224.00                    10000.00
12/31/95                                                11516.00                    12004.00                    10247.00
                                                        11826.00                    12536.00                    10595.00
12/31/97                                                12602.00                    13688.00                    10775.00
                                                        13167.00                    14575.00                    10949.00
9/30/99                                                 12748.00                    14388.00                    11189.00

                                  [LINE GRAPH]
-------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS C
-------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 11/30/94 to 9/30/99

                                                   KEMPER INTERMEDIATE
                                                   MUNICIPAL BOND FUND           LEHMAN BROTHERS
                                                        CLASS C(1)            MUNICIPAL BOND INDEX(+)    CONSUMER PRICE INDEX(++)
                                                   -------------------        ---------------------      ----------------------
11/30/94                                                10000.00                    10000.00                    10000.00
                                                        10196.00                    10224.00                    10000.00
12/31/95                                                11534.00                    12004.00                    10247.00
                                                        11833.00                    12536.00                    10595.00
12/31/97                                                12626.00                    13688.00                    10775.00
                                                        13184.00                    14575.00                    10949.00
9/30/99                                                 12964.00                    14388.00                    11189.00

     PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

    *AVERAGE ANNUAL TOTAL RETURN AND TOTAL RETURN MEASURE NET INVESTMENT INCOME
     AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 2.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE, WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

  (1)PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE KEMPER INTERMEDIATE MUNICIPAL BOND FUND TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

    +THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000
     BONDS. TO BE INCLUDED IN THE INDEX, A MUNICIPAL BOND MUST MEET THE FOLLOWING CRITERIA: A MINIMUM CREDIT RATING OF BBB, ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, ISSUED WITHIN THE LAST FIVE YEARS, AND A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS CDA WIESENBERGER.

   ++THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN
     THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS CDA WIESENBERGER.

PORTFOLIO STATISTICS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
         PORTFOLIO COMPOSITION*        ON 9/30/99              ON 9/30/98
--------------------------------------------------------------------------------
    REVENUE BONDS                          60%                     68%
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS               21                      19
--------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED BONDS          15                      13
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                    4                      --
--------------------------------------------------------------------------------
                                          100%                    100%

                                      [PIE CHART]              [PIE CHART]
                                      ON  9/30/99              ON  9/30/98

QUALITY

--------------------------------------------------------------------------------
                                       ON 9/30/99              ON 9/30/98
--------------------------------------------------------------------------------
    AAA                                    66%                     62%
--------------------------------------------------------------------------------
    AA                                     13                      12
--------------------------------------------------------------------------------
    A                                       3                       4
--------------------------------------------------------------------------------
    BBB                                    12                      13
--------------------------------------------------------------------------------
    NOT RATED                               6                       9
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]            [PIE CHART]
                                       ON 9/30/99             ON 9/30/98

YEARS TO MATURITY

--------------------------------------------------------------------------------
                                       ON 9/30/99              ON 9/30/98
--------------------------------------------------------------------------------
    1-10 YEARS                             85%                     68%
--------------------------------------------------------------------------------
    11-20 YEARS                            15                      32
--------------------------------------------------------------------------------
                                          100%                    100%

                                   [PIE CHART]              [PIE CHART]
                                   ON 9/30/99               ON 9/30/98
AVERAGE MATURITY

--------------------------------------------------------------------------------
                                    ON 9/30/99               ON 9/30/98
--------------------------------------------------------------------------------
                                     6.6 years                7.0 years
-------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER MUNICIPAL BOND FUND
Investment Portfolio as of September 30, 1999
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                    ISSUER                               PRINCIPAL AMOUNT   VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INVESTMENTS--2.0%
---------------------------------------------------------------------------------------------------------------------
ALASKA
                                   Valdez, AK, Marine Terminal Revenue, Exxon Pipeline
                                     Project B, 3.750%, 12/01/2033*                          $ 7,900   $    7,900
---------------------------------------------------------------------------------------------------------------------
NEW YORK
                                   Long Island, NY, Power Authority New York Electricity,
                                     Revenue, Series 6, 3.750%, 05/01/2033*                   21,500       21,500
---------------------------------------------------------------------------------------------------------------------
TEXAS
                                   Harris County, TX, Health Facilities, Revenue, Saint
                                     Lukes Episcopal Hospital, Series A, 3.800%,
                                     02/15/2027*                                              10,000       10,000
                                   Harris County, TX, Health Facilities, Revenue, Saint
                                     Lukes Episcopal Hospital, Series B, 3.800%,
                                     02/15/2027*                                               8,000        8,000
                                   Texas, Sabine River Pollution Authority, Revenue, Series
                                     C, 4.300%, 06/01/2030*                                    7,575        7,575
                                   ----------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
                                   (Cost $54,975)                                                          54,975
                                   ----------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL INVESTMENTS--98.0%
---------------------------------------------------------------------------------------------------------------------
ALABAMA
                                   Birmingham, AL, Jefferson Civic Center, Special Tax
                                     Revenue, 7.400%, 01/01/2008                              12,000       12,274
---------------------------------------------------------------------------------------------------------------------
ALASKA
                                   Anchorage, AK, Electric Utilities Revenue, 6.500%,
                                     12/01/2015 (c)                                            5,000        5,545
                                   North Slope Borough, AK, General Obligation, Series
                                     1997A, Zero Coupon, 06/30/2008 (c)                       23,700       15,150
                                   North Slope Borough, AK, General Obligation, Series A,
                                     Zero Coupon, 06/30/2009 (c)                              18,500       11,162
---------------------------------------------------------------------------------------------------------------------
ARIZONA
                                   Coconino County, AZ, Industrial Development Authority,
                                     Revenue, Guidance Center Income Project, Prerefunded
                                     6/01/2001, 9.250%, 06/01/2011 (b)                           540          589
                                   Phoenix, AZ, General Obligation, Partially Prerefunded,
                                     6.375%, 07/01/2013                                        7,400        7,863
                                   Phoenix, AZ, Street & Highway User Revenue, Prerefunded
                                     7/1/2002, 6.250%, 07/01/2011 (b)                         10,000       10,606
                                   Salt River Project Arizona Agricultural Improvement,
                                     Revenue, Series C, 6.250%, 01/01/2019                     8,000        8,336
---------------------------------------------------------------------------------------------------------------------
ARKANSAS
                                   Jonesboro, AR, Residential Housing, Revenue, St Bernards
                                     Regional Medical Center, Series A, 5.800%,
                                     07/01/2012 (c)                                            4,025        4,143
                                   North Little Rock, AR, Electric Revenue, Series A,
                                     6.500%, 07/01/2010 (c)                                   19,750       22,006
                                   North Little Rock, AR, Electric Revenue, Series A,
                                     6.500%, 07/01/2015 (c)                                   13,080       14,511
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA
                                   Foothill Eastern, CA, Corridor Agency, Revenue, Series
                                     A, Prerefunded 01/01/2010, 6.000%, 01/01/2016 (b)        20,400       22,250
                                   Foothill Eastern, CA, Corridor Agency, Revenue, Series
                                     A, Prerefunded 01/01/2007, 6.500%, 01/01/2032 (b)        19,975       22,259
                                   Foothill Eastern, CA, Corridor Agency, Revenue, Series
                                     A, Prerefunded 01/01/2007, 6.000%, 01/01/2034 (b)        14,200       15,445
                                   Los Angeles, CA, Department of Water & Power, Revenue,
                                     5.500%, 10/15/2012                                        5,000        5,146
                                   Murrieta Valley, CA, University School District, General
                                     Obligation, Series A, Zero Coupon, 09/01/2012 (c)         4,240        2,142

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                     ISSUER                                PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------
                                   Murrieta Valley, CA, University School District, General
                                     Obligation, Series A, Zero Coupon, 09/01/2014 (c)          $ 4,235      $ 1,870
                                   San Diego, CA, Industrial Development Revenue, Series A,
                                     6.100%, 09/01/2019 (c)                                      14,600       15,198
                                   San Diego, CA, Unified School District, General
                                     Obligation, Series A, Zero Coupon, 07/01/2014 (c)            3,420        1,524
                                   San Joaquin Hills, CA, Transportation, Revenue, Series
                                     A, Zero Coupon, 01/15/2013 (c)                              35,295       17,215
                                   San Joaquin Hills, CA, Transportation, Revenue, Series
                                     A, Zero Coupon, 01/15/2014 (c)                              14,905        6,793
---------------------------------------------------------------------------------------------------------------------
COLORADO
                                   Arapahoe County, CO, Capital Improvements, Revenue,
                                     Series E, Prerefunded 08/31/2005, 7.000%,
                                     08/31/2026 (b)                                              25,525       29,229
                                   Colorado Health Facilities Authority Revenue, Covenant
                                     Retirement Community Project, 6.750%, 12/01/2015             1,750        1,848
                                   Colorado Health Facilities Authority Revenue, Covenant
                                     Retirement Community Project, 6.750%, 12/01/2025             4,150        4,295
                                   Colorado Housing Finance Authority Revenue, Single
                                     Family, Series C, 7.650%, 08/01/2022                           240          243
                                   Colorado Metropolitan Waste & Water Reclamation,
                                     Revenue, Series B, 6.000%, 04/01/2010                       11,505       11,898
                                   Colorado Public Highway Authority Revenue, Series B,
                                     Zero Coupon, 09/01/2012 (c)                                  5,500        2,715
                                   Colorado Public Highway Authority Revenue, Series B,
                                     Zero Coupon, 09/01/2013 (c)                                 10,000        4,611
                                   Colorado Public Highway Authority Revenue, Series A,
                                     5.750%, 09/01/2014 (c)                                      13,700       14,165
                                   Colorado Public Highway Authority Revenue, Series B,
                                     Zero Coupon, 09/01/2014 (c)                                 11,295        4,869
                                   Colorado Public Highway Authority Revenue, Series B,
                                     Zero Coupon, 09/01/2015 (c)                                 21,500        8,693
                                   Colorado Public Highway Authority Revenue, Series B,
                                     Zero Coupon, 09/01/2017 (c)                                  5,000        1,776
                                   Colorado Public Highway Authority Revenue, Series B,
                                     Zero Coupon, 09/01/2018 (c)                                 12,000        3,994
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     7.400%, 11/15/2005                                           1,250        1,371
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     7.500%, 11/15/2006                                           1,000        1,103
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     Prerefunded 11/15/2002, 7.500%, 11/15/2012 (b)               5,940        6,601
                                   Denver, CO, City and County Airport Revenue, Series B,
                                     7.250%, 11/15/2012                                          12,715       13,629
                                   Denver, CO, City and County Airport Revenue, Series B,
                                     Prerefunded 11/15/2002, 7.250%, 11/15/2012 (b)               3,260        3,593
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     5.600%, 11/15/2020                                           6,200        6,090
                                   Denver, CO, City and County Airport Revenue, Series C,
                                     6.750%, 11/15/2022                                           5,180        5,354
                                   Denver, CO, City and County Airport Revenue, Series C,
                                     Prerefunded 11/15/2002, 6.750%, 11/15/2022 (b)               1,380        1,501
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     8.500%, 11/15/2023                                           4,270        4,514
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     8.750%, 11/15/2023                                           5,880        6,410
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     7.500%, 11/15/2023                                           5,945        6,555
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     Prerefunded 11/15/2000, 8.500%, 11/15/2023 (b)                 405          433
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     Prerefunded 11/15/2001, 8.750%, 11/15/2023 (b)               2,120        2,352

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                    ISSUER                                PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------------------------------------------------------------
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     Prerefunded 11/15/2004, 7.500%, 11/15/2023 (b)            $ 1,240       $ 1,422
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     Prerefunded 11/15/2002, 7.250%, 11/15/2002 (b)              2,750         3,033
                                   Denver, CO, City and County Airport Revenue, Series A,
                                     Prerefunded 11/15/2002, 7.250%, 11/15/2002 (b)              7,000         7,722
                                   Denver, CO, City and County School Districts, General
                                     Obligation, Series A, Zero Coupon, 12/01/2008              10,250         6,436
                                   Denver, CO, City and County School Districts, General
                                     Obligation, Series A, 6.500%, 06/01/2010                    3,225         3,597
                                   Denver, CO, City and County School Districts, General
                                     Obligation, Series A, 6.500%, 12/01/2010                    3,000         3,363
                                   Douglas County, CO, School District, General Obligation,
                                     7.000%, 12/15/2013 (c)                                     10,000        11,632
                                   Douglas County, CO, School District, General Obligation,
                                     Series A, 6.500%, 12/15/2016 (c)                              715           772
                                   Eagle Garfield & Routt Counties, CO, General Obligation,
                                     5.250%, 12/01/2015 (c)                                      5,000         4,859
                                   El Paso County, CO, School District, General Obligation,
                                     Series A, 6.000%, 12/01/2018 (c)                            2,725         2,877
                                   Thornton, CO, General Obligation, Zero Coupon,
                                     12/01/2008 (c)                                              5,000         3,139
---------------------------------------------------------------------------------------------------------------------

CONNECTICUT
                                   Connecticut State Development Authority, Revenue, Pierce
                                     Memorial Baptist Home, Prerefunded 10/01/2000, 9.250%,
                                     10/01/2018 (b)                                              1,140         1,232
                                   Greenwich, CT, Housing Authority Revenue, Revenue,
                                     Series A, 6.350%, 09/01/2027                                2,640         2,592
---------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA
                                   District of Columbia, Inverse Floating Rate Bond,
                                     11.000%, 06/01/2012**                                      20,620        20,620
                                   District of Columbia, General Obligation, Series B,
                                     6.300%, 06/01/2010                                          4,500         4,798
                                   District of Columbia, General Obligation, Series A,
                                     5.500%, 06/01/2012 (c)                                      6,520         6,550
                                   District of Columbia, General Obligation, Series B,
                                     5.500%, 06/01/2012 (c)                                     41,240        41,430
                                   District of Columbia, General Obligation, Series B,
                                     6.000%, 06/01/2013 (c)                                      5,325         5,581
                                   District of Columbia, General Obligation, Series B,
                                     6.000%, 06/01/2015 (c)                                      2,600         2,709
                                   District of Columbia, General Obligation, Series B,
                                     6.000%, 06/01/2017 (c)                                      2,730         2,825
                                   District of Columbia Redevelopment Land Agency, Revenue,
                                     5.625%, 11/01/2010                                          5,105         5,189
                                   District of Columbia Water & Sewer Authority, Inverse
                                     Floating Rate Bond, Series 13, 7.875%, 10/01/2013**         1,210         1,350
                                   District of Columbia Water & Sewer Authority, Inverse
                                     Floating Rate Bond, Series 14, 7.873%, 10/01/2014**         1,970         2,185
                                   District of Columbia Water & Sewer Authority, Inverse
                                     Floating Rate Bond, Series 15, 7.870%, 10/01/2015**         3,565         3,935
                                   District of Columbia Water & Sewer Authority, Inverse
                                     Floating Rate Bond, Series 16, 7.870%, 10/01/2016**         2,750         3,017
---------------------------------------------------------------------------------------------------------------------

FLORIDA
                                   Broward County, FL, Resource Recovery, Revenue, Broward
                                     Waste Energy Project, 7.950%, 12/01/2008                    2,945         3,048
                                   Broward County, FL, Resource Recovery, Revenue, Broward
                                     Waste Energy Project, 7.950%, 12/01/2008                    8,720         9,026
                                   Florida State Division Board Finance Department,
                                     Revenue, Department Environmental
                                     Protection-Preservation 2000, Series A, 5.375%,
                                     07/01/2010 (c)                                             24,265        24,921

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                   ISSUER                                                   AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
                                   Florida State Division Board Finance Department, Series
                                     A, Inverse Floating Rate Bond, 6.630%, 07/01/2011**     $11,000   $   11,430
                                   Greater Orlando, FL, Aviation Authority, Revenue, Series
                                     A, 5.250%, 10/01/2013 (c)                                 5,300        5,154
                                   Hillsborough County, FL, Industrial Development,
                                     Revenue, Tampa Electric Project, 8.000%, 05/01/2022      10,000       11,017
                                   Jacksonville, FL, Health Facilities A, Revenue, 11.500%,
                                     10/01/2012                                                   85          134
                                   Jacksonville, FL, Health Facilities A, Revenue,
                                     Prerefunded 10/01/2003, 11.500%, 10/01/2012 (b)              10           13
                                   Jacksonville, FL, Health Facilities A, Revenue,
                                     Prerefunded 10/01/2004, 11.500%, 10/01/2012 (b)              35           46
                                   Jacksonville, FL, Health Facilities A, Revenue,
                                     Prerefunded 10/01/2005, 11.500%, 10/01/2012 (b)              40           54
                                   Jacksonville, FL, Health Facilities A, Revenue,
                                     Prerefunded 10/01/2006, 11.500%, 10/01/2012 (b)              15           21
                                   Lakeland, FL, Electric & Water Revenue, Zero Coupon,
                                     10/01/2009 (c)                                            2,000        1,199
                                   Miami Dade County, FL, Revenue, Series A, Zero Coupon,
                                     10/01/2014 (c)                                            2,445        1,038
                                   Miami Dade County, FL, School District, General
                                     Obligation, 5.375%, 08/01/2013 (c)                        5,000        5,048
                                   Orange County, FL, Health Facilities Authority Revenue,
                                     Orlando Regional Healthcare, Series A, 6.250%,
                                     10/01/2016 (c)                                            1,000        1,078
                                   Orange County, FL, Health Facilities Authority, Revenue,
                                     Orlando Regional Healthcare, 6.250%, 10/01/2021 (c)       6,000        6,422
                                   Orlando, FL, Utility Water and Electricity Revenue,
                                     6.750%, 10/01/2017                                        3,500        3,993
                                   Palm Beach County, FL, Solid Waste Authority Revenue,
                                     Series A, Zero Coupon, 10/01/2013                        20,000        9,242
                                   Sunrise, FL, Utility System Revenue, Inverse Floating
                                     Rate Bond, 6.956%, 10/01/2018**                           5,000        4,971
                                   Tampa, FL, Solid Waste System Revenue, Series B, 5.250%,
                                     10/01/2014 (c)                                            4,400        4,234
                                   Tampa, FL, Solid Waste System Revenue, Series B, 5.250%,
                                     10/01/2015 (c)                                            2,420        2,305
---------------------------------------------------------------------------------------------------------------------
GEORGIA
                                   Atlanta, GA, Water & Wastewater Revenue, Series A,
                                     5.500%, 11/01/2015 (c)                                   11,240       11,341
                                   Atlanta, GA, Water & Wastewater Revenue, Series A,
                                     5.500%, 11/01/2019 (c)                                    8,000        7,928
                                   Chatham County, GA, School District, General Obligation,
                                     Prerefunded 08/01/2001, 6.150%, 08/01/2010 (b)            7,300        7,692
                                   Fulton County, GA, Housing Authority Single, Revenue,
                                     6.550%, 03/01/2018                                          235          243
                                   Fulton County, GA, Housing Authority Single, Revenue,
                                     Series A, 6.600%, 03/01/2028                              3,635        3,775
                                   Georgia Municipal Electric Authority Power Revenue,
                                     Revenue, Series V, 6.600%, 01/01/2018 (c)                 5,000        5,576
                                   Georgia Municipal Electric Authority Power Revenue,
                                     Revenue, Series W, 6.600%, 01/01/2018                     3,500        3,903
                                   Georgia State Housing & Financial Authority Revenue,
                                     Single Family Mortgage, 6.250%, 12/01/2028               14,510       14,900
                                   Metropolitan Atlanta, GA, Rapid Transportation, Revenue,
                                     Second Indenture, Series A, 5.625%, 07/01/2020 (c)       12,000       11,897

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                   ISSUER                                                   AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
HAWAII
                                   Hawaii State, HI, Inverse Floating Rate Bond, 6.956%,
                                     03/01/2014**                                            $ 6,195   $    6,140
                                   Hawaii State, HI, General Obligation, Series C, 5.750%,
                                     09/01/2014                                                5,000        5,088
                                   Hawaii State, HI, General Obligation, Series C, 5.800%,
                                     09/01/2015                                                5,000        5,085
---------------------------------------------------------------------------------------------------------------------

ILLINOIS
                                   Chicago, IL, General Obligation, 5.500%, 01/01/2014 (c)     7,400        7,425
                                   Chicago, IL, Board of Education, Certificates of
                                     Participation, Series A, 6.250%, 01/01/2009 (c)           6,735        7,272
                                   Chicago, IL, Board of Education, General Obligation,
                                     Chicago School Reform, Series B, Zero Coupon,
                                     12/01/2009 (c)                                            6,750        3,953
                                   Chicago, IL, Board of Education, Certificates of
                                     Participation, Series A, 6.250%, 01/01/2011 (c)          10,000       10,836
                                   Chicago, IL, Board of Education, General Obligation,
                                     Chicago School Reform, 6.250%, 12/01/2012 (c)             2,500        2,712
                                   Chicago, IL, Board of Education, General Obligation,
                                     Chicago School Reform, Series A, Zero Coupon,
                                     12/01/2012 (c)                                            3,500        1,682
                                   Chicago, IL, Board of Education, General Obligation,
                                     Chicago School Reform, Series A, Zero Coupon,
                                     12/01/2013 (c)                                            6,645        2,980
                                   Chicago, IL, Board of Education, General Obligation,
                                     Chicago School Reform, Series A, Zero Coupon,
                                     12/01/2014 (c)                                            2,000          838
                                   Chicago, IL, Board of Education, General Obligation,
                                     Chicago School Reform, 6.000%, 12/01/2016 (c)             5,000        5,015
                                   Chicago, IL, Board of Education, Certificates of
                                     Participation, Series A, 6.000%, 01/01/2020 (c)           3,000        3,113
                                   Chicago, IL, Gas Supply Revenue, Peoples Gas & Coke
                                     Company, Series A, 8.100%, 05/01/2020                     8,250        8,588
                                   Chicago, IL, O'Hare International Airport Revenue,
                                     General Airport, Series A, 6.375%, 01/01/2012 (c)        15,000       15,911
                                   Chicago, IL, O'Hare International Airport Revenue,
                                     Series A, 6.000%, 01/01/2012                              5,000        5,096
                                   Chicago, IL, O'Hare International Airport Revenue,
                                     International Terminal, 6.750%, 01/01/2018 (c)           23,350       24,711
                                   Chicago, IL, Skyway Toll Bridge, Revenue, 5.375%,
                                     01/01/2011 (c)                                            5,380        5,414
                                   Chicago, IL, Tax Allocation, Central Station Project,
                                     Series A, Prerefunded 01/01/2005, 8.900%,
                                     01/01/2011 (b)                                            1,610        1,796
                                   Chicago, IL, Water Revenue, Zero Coupon, 11/01/2012 (c)     6,350        3,067
                                   Cook County, IL, Capital Improvements, General
                                     Obligation, 6.500%, 11/15/2013 (c)                       21,220       23,449
                                   Cook County, IL, Capital Improvements, General
                                     Obligation, 6.500%, 11/15/2014 (c)                       18,560       20,458
                                   Harvard, IL, Multifamily Housing Revenue, Northfield
                                     Court, 8.800%, 06/01/2008                                 3,780        3,960
                                   Illinois Development Financial Authority, General
                                     Obligation, Debt Restructure-East St Louis, 7.500%,
                                     11/15/2013                                                3,750        4,122
                                   Illinois Development Financial Authority Hospital
                                     Revenue, Revenue, Adventist Health System, 5.500%,
                                     11/15/2020                                               10,000        9,093
                                   Illinois Development Financial Authority Pollution,
                                     Revenue, Commonwealth Edison Company Project, Series
                                     D, 6.750%, 03/01/2015                                    16,780       18,302
                                   Illinois Health Facilities Authority Revenue, South
                                     Suburban, 7.000%, 02/15/2009                              4,695        5,209
                                   Illinois Health Facilities Authority Revenue, South
                                     Suburban Hospital, Prerefunded 02/15/2002, 7.000%,
                                     02/15/2009 (b)                                            3,055        3,289

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                   ISSUER                                                   AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                   Illinois Health Facilities Authority Revenue, Rush-
                                     Presbyterian-St Lukes-A, 5.250%, 11/15/2012 (c)         $ 7,650   $    7,490
                                   Illinois Health Facilities Authority Revenue, Rush-
                                     Presbyterian-St Lukes-A, 5.250%, 11/15/2013 (c)           7,760        7,493
                                   Illinois Health Facilities Authority Revenue, Rush-
                                     Presbyterian-St Lukes-A, 5.250%, 11/15/2014 (c)           4,180        3,989
                                   Illinois Health Facilities Authority Revenue, Health
                                     Care Facilities-Northwestern Medical, Prerefunded
                                     11/15/2004, 6.500%, 11/15/2015 (b)                        3,900        4,304
                                   Illinois Metropolitan Pier & Exposition, Revenue,
                                     McCormick Place Exposition, Series A, Zero Coupon,
                                     06/15/2008 (c)                                            7,890        5,041
                                   Illinois Metropolitan Pier & Exposition, Revenue,
                                     McCormick Place Exposition, Series A, Zero Coupon,
                                     06/15/2013 (c)                                           20,390        9,449
                                   Illinois Metropolitan Pier & Exposition, Revenue,
                                     McCormick Place Exposition Project, 5.750%,
                                     12/15/2014 (c)                                            3,460        3,516
                                   Illinois Metropolitan Pier & Exposition, Revenue,
                                     McCormick Place Exposition, Series A, Zero Coupon,
                                     06/15/2015 (c)                                           10,000        4,061
                                   Illinois Metropolitan Pier & Exposition, Revenue,
                                     McCormick, Series A, Zero Coupon, 12/15/2015 (c)         10,000        3,946
                                   Illinois Metropolitan Pier & Exposition, Revenue,
                                     McCormick, Series A, Zero Coupon, 12/15/2017 (c)          8,375        2,900
                                   Illinois Metropolitan Pier & Exposition, Revenue,
                                     McCormick Place Exposition, Zero Coupon, 06/15/2018       7,250        2,421
                                   Illinois Regional Transportation Authority, Revenue,
                                     Series A, 6.700%, 11/01/2021 (c)                         25,800       28,999
                                   Lake, Cook, Kane and McHenry Counties, IL, General
                                     Obligation, 6.300%, 12/01/2017 (c)                        1,885        2,033
                                   St Charles, IL, Multifamily Housing, Revenue, Housing-
                                     Wessel Court Project, 7.600%, 04/01/2024                  3,735        3,802
                                   University Park, IL, Tax Allocation, Governors Gateway
                                     Industrial Park, 8.500%, 12/01/2011                       2,690        2,971
                                   Will County, IL, Community Unit School District, General
                                     Obligation, Series B, Zero Coupon, 11/01/2015 (c)         8,000        3,179
                                   Will County, IL, Forest Preserves District, General
                                     Obligation, Series B, Zero Coupon, 12/01/2011 (c)         4,145        2,147
                                   Will County, IL, Forest Preserves District, General
                                     Obligation, Series B, Zero Coupon, 12/01/2012 (c)         2,480        1,200
                                   Will County, IL, Forest Preserves District, General
                                     Obligation, Series B, Zero Coupon, 12/01/2013 (c)        12,030        5,433
                                   Will County, IL, Forest Preserves District, General
                                     Obligation, Series B, Zero Coupon, 12/01/2014 (c)        10,255        4,327
                                   Will County, IL, Forest Preserves District, General
                                     Obligation, Series B, Zero Coupon, 12/01/2015 (c)         5,730        2,266
---------------------------------------------------------------------------------------------------------------------
INDIANA
                                   Fort Wayne, IN, Hospital Authority, Revenue, Parkview
                                     Health Systems Inc Project, 5.000%, 11/15/2013 (c)        4,810        4,493
                                   Indiana Health Facilities Financing Authority Hospital,
                                     Revenue, Fayette Memorial Hospital Project, 7.200%,
                                     10/01/2022                                                1,800        1,888
                                   Indiana Transportation Financial Authority Highway
                                     Revenue, Series A, 7.250%, 06/01/2015                     4,000        4,714
                                   Marion County, IN, Hospital Authority Revenue, Hospital
                                     Facilities, 8.625%, 10/01/2012                            7,195        7,340
---------------------------------------------------------------------------------------------------------------------
IOWA
                                   Iowa Financial Authority Hospital Facility Revenue,
                                     Trinity Regional Hospital Project, Prerefunded
                                     07/01/2002, 7.000%, 07/01/2022 (b)                       12,000       13,001
                                   Iowa Financial Authority Single Family Revenue, 7.900%,
                                     11/01/2022                                                1,460        1,492

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                   ISSUER                                                   AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
KENTUCKY
                                   Hopkins County, KY, Hospital Revenue, Revenue, Trover
                                     Clinic Found, 6.625%, 11/15/2011 (c)                    $ 4,000   $    4,233
                                   Kenton County, KY, Airport Board Revenue, Cincinnati
                                     Northern Kentucky, Series A, 6.300%, 03/01/2015 (c)       6,250        6,546
                                   Kentucky State Topeka Authority Toll Road Revenue,
                                     Series A, 8.500%, 07/01/2004                                 85           85
---------------------------------------------------------------------------------------------------------------------
LOUISIANA
                                   Jefferson Parish, LA, School Board, Revenue, 6.250%,
                                     02/01/2008 (c)                                           11,000       11,631
                                   Louisiana Public Facilities Authority Revenue, Centenary
                                     College Louisiana Project, Prerefunded 02/01/2008,
                                     5.750%, 02/01/2012 (b)                                    1,000        1,059
                                   Louisiana Public Facilities Authority Revenue, Centenary
                                     College Louisiana Project, Prerefunded 02/01/2008,
                                     5.900%, 02/01/2017 (b)                                    1,000        1,069
                                   New Orleans, LA, General Obligation, 5.500%,
                                     12/01/2021 (c)                                            9,500        9,326
---------------------------------------------------------------------------------------------------------------------
MAINE
                                   Maine Health & Higher Educational Facilities, Revenue,
                                     Series B, 7.100%, 07/01/2014                              2,750        3,097
---------------------------------------------------------------------------------------------------------------------
MARYLAND
                                   Gaithersburg, MD, Economic Development, Revenue, First
                                     Mortgage-Asbury Methodist, Prerefunded 01/01/2000,
                                     7.850%, 01/01/2020 (b)                                    4,000        4,119
                                   Maryland State Health & Higher Educational Facilities,
                                     Revenue, Doctors County Hospital, 5.750%, 07/01/2013      6,785        6,414
                                   Maryland State Stadium Sports Authority Facilities,
                                     Revenue, Series D, 7.600%, 12/15/2019                    17,200       17,660
                                   Northeast Maryland Waste Disposal Authority Revenue,
                                     Southwest Resource Recovery System, 7.200%,
                                     01/01/2006 (c)                                            1,500        1,668
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
                                   Massachusetts Bay Transportation Authority, Revenue,
                                     General Transportation, Series A, 5.875%, 03/01/2015      9,965       10,408
                                   Massachusetts Bay Transportation Authority, Revenue,
                                     Series B, 6.200%, 03/01/2016                             12,950       13,812
                                   Massachusetts Municipal Wholesale Electric Company,
                                     Revenue, Series B, 6.750%, 07/01/2011                    17,500       18,643
                                   Massachusetts Municipal Wholesale Electric Company,
                                     Revenue, Series B, 6.750%, 07/01/2017                     3,945        4,114
                                   Massachusetts Municipal Wholesale Electric Company,
                                     Revenue, Series A, 6.000%, 07/01/2018                     5,610        5,725
                                   Massachusetts Municipal Wholesale Electric Company,
                                     Revenue, Series C, 6.625%, 07/01/2018                    10,000       10,386
                                   Massachusetts State, General Obligation, Series B,
                                     6.500%, 08/01/2011                                        5,940        6,270
                                   Massachusetts State, Revenue, Federal Highway, Series A,
                                     Zero Coupon, 12/15/2014                                  27,680       11,775
                                   Massachusetts State Development Financial Agency,
                                     Revenue, Health Care Facilities, Series A, 7.100%,
                                     07/01/2032                                                3,000        2,981
                                   Massachusetts State Port Authority Revenue, 13.000%,
                                     07/01/2013                                                1,500        2,368
                                   Massachusetts State Port Authority Revenue, Series B,
                                     5.500%, 07/01/2015 (c)                                    3,025        2,967
                                   Massachusetts State Turnpike Metropolitan Authority,
                                     Revenue, Series C, Zero Coupon, 01/01/2018 (c)           10,000        3,509
                                   Massachusetts State Turnpike Metropolitan Authority,
                                     Revenue, Series C, Zero Coupon, 01/01/2019 (c)            5,500        1,816
                                   Massachusetts State Turnpike Metropolitan Authority,
                                     Revenue, Series C, Zero Coupon, 01/01/2020 (c)           12,750        3,958

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                   ISSUER                                                   AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
MICHIGAN
                                   Battle Creek, MI, Downtown Development, Tax Allocation,
                                     Prerefunded 05/01/2004, 7.600%, 05/01/2016 (b)          $ 3,800   $    4,324
                                   Detroit, MI, General Obligation, Series A, 5.375%,
                                     04/01/2010 (c)                                            2,295        2,333
                                   Detroit, MI, General Obligation, Series A, Prerefunded
                                     04/01/2005, 6.700%, 04/01/2010 (b)                        2,500        2,770
                                   Detroit, MI, General Obligation, Series B, 6.250%,
                                     04/01/2010                                                3,410        3,619
                                   Detroit, MI, City School District, General Obligation,
                                     Series C, 5.250%, 05/01/2016 (c)                            245          237
                                   Michigan Higher Educational Facilities Authority,
                                     Revenue, Calvin College Project, 5.550%, 06/01/2017       1,465        1,378
                                   Michigan Municipal Bond Authority Revenue, Clean Water
                                     Revolving Fund, 5.625%, 10/01/2013                       12,745       12,933
                                   Michigan Municipal Bond Authority Revenue, Clean Water
                                     Revolving Fund, 5.750%, 10/01/2014                        4,515        4,594
                                   Michigan State Building Authority Revenue, Series I,
                                     6.750%, 10/01/2011                                        9,750       10,353
                                   Michigan State Hospital Financial Authority Revenue,
                                     Gratiot Community Hospital, 6.100%, 10/01/2007            2,250        2,299
                                   Michigan State Strategic Fund Limited, Revenue, 5.750%,
                                     11/15/2018                                                1,400        1,284
                                   Michigan State Trunk Line, Revenue, Series A, 5.500%,
                                     11/01/2017                                                7,000        6,925
                                   Tawas City, MI, Hospital Financial Authority, Revenue,
                                     Series A, 5.600%, 02/15/2013                              2,875        2,710
---------------------------------------------------------------------------------------------------------------------
MINNESOTA
                                   New Hope, MN, Housing & Health, Revenue, Minnesota
                                     Masonic Home North Ridge, 5.900%, 03/01/2019              1,335        1,247
                                   New Hope, MN, Housing & Health, Revenue, Minnesota
                                     Masonic Home North Ridge, 5.875%, 03/01/2029              2,700        2,457
                                   St Louis Park, MN, Hospital Revenue, Series A, 7.250%,
                                     07/01/2015 (c)                                            6,650        6,945
---------------------------------------------------------------------------------------------------------------------
MISSISSIPPI
                                   Jones County, MS, Hospital Revenue, South Central
                                     Regional Medical Center, 5.500%, 12/01/2017               2,055        1,898
---------------------------------------------------------------------------------------------------------------------
MISSOURI
                                   Clarence Cannon, MO, Wholesale Water Revenue, 6.000%,
                                     05/15/2020                                               10,000        9,550
                                   Missouri State Health & Educational Facilities, Revenue,
                                     Christian Health Services, Series B, Prerefunded
                                     02/15/2001, 6.875%, 02/15/2013 (b)                        7,000        7,387
                                   Missouri State Health & Educational Facilities, Revenue,
                                     Lutheran Senior Services, 5.750%, 02/01/2017              3,250        3,142
                                   Sikeston, MO, Electric Revenue, 6.200%, 06/01/2010 (c)      6,870        7,500
                                   St Louis County, MO, Regional Convention, Revenue,
                                     Series B, Prerefunded 08/15/2003, 7.000%, 08/15/2011      4,380        4,783
                                   St Louis County, MO, Regional Convention, Revenue,
                                     Series C, 7.900%, 08/15/2021                                240          257
                                   St Louis County, MO, Regional Convention, Revenue,
                                     Series C, Prerefunded 08/15/2003, 7.900%,
                                     08/15/2021 (b)                                            4,760        5,345
                                   St Louis, MO, Tax Increment Revenue, Tax Allocation,
                                     Series A, 10.000%, 08/01/2010                             7,675        9,257
---------------------------------------------------------------------------------------------------------------------
MONTANA
                                   Montana State Housing Board, Revenue, Single Family
                                     Mortgage, Series A-2, 6.150%, 06/01/2030                  9,780        9,885

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


---------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                   ISSUER                                                    AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------

NEBRASKA
                                   Nebraska Investment Finance Authority Single, Revenue,
                                     Series A, 6.700%, 09/01/2026                            $ 3,520   $    3,632
                                   Nebraska Investment Finance Authority Single, Revenue,
                                     Series C, 6.300%, 09/01/2028                              2,980        3,044
                                   Nebraska Public Power District Revenue, Series A,
                                     5.250%, 01/01/2012 (c)                                    4,000        3,973
                                   Omaha, NE, Public Power Revenue, Series B, 6.200%,
                                     02/01/17                                                  4,700        5,036
                                   Scotts Bluff County, NE, Hospital Authority, Revenue,
                                     6.450%, 12/15/2004                                        2,325        2,429
                                   Scotts Bluff County, NE, Hospital Authority, Revenue,
                                     Prerefunded 12/15/2002, 6.450%, 12/15/2004 (b)            1,675        1,793
---------------------------------------------------------------------------------------------------------------------

NEVADA
                                   Clark County, NV, School District, General Obligation,
                                     Inverse Floating Rate Bond, 6.956%, 06/15/2013**          8,000        8,191
                                   Clark County, NV, School District, General Obligation,
                                     Series B, 5.500%, 06/15/2015 (c)                          5,000        4,935
                                   Humboldt County, NV, Pollution Control, Revenue, Idaho
                                     Power Company Project, 8.300%, 12/01/2014                 9,650       10,958
                                   Reno, NV, Redevelopment Agency Tax Allocation, Series E,
                                     Prerefunded 9/1/2003, 5.650%, 09/01/2013 (b)              3,145        3,298
                                   Reno, NV, Redevelopment Agency Tax Allocation, Series E,
                                     Prerefunded 9/1/2003, 5.750%, 09/01/2017 (b)              4,020        4,230
---------------------------------------------------------------------------------------------------------------------

NEW HAMPSHIRE
                                   New Hampshire Higher Educational & Health Facilities,
                                     Revenue, Havenwood Heritage Heights, 7.350%,
                                     01/01/2018                                                2,500        2,635
                                   New Hampshire Higher Educational & Health Facilities,
                                     Revenue, Havenwood Heritage Heights, 7.450%,
                                     01/01/2025                                                4,000        4,203
---------------------------------------------------------------------------------------------------------------------

NEW JERSEY
                                   Atlantic City, NJ, Board of Education, General
                                     Obligation, 6.000%, 12/01/2013 (c)                        4,600        4,915
                                   Atlantic City, NJ, Board of Education, General
                                     Obligation, 6.100%, 12/01/2014 (c)                        4,500        4,835
                                   Elizabeth, NJ, General Obligation, Zero Coupon,
                                     08/01/2005 (c)                                            6,250        4,749
                                   Essex County, NJ, Improvement Authority Revenue,
                                     Property & Equipment Project, 6.500%, 12/01/2012 (c)      4,050        4,340
                                   Essex County, NJ, Improvement Authority Revenue, Jail &
                                     Youth Housing Projects, Prerefunded 12/01/2004,
                                     6.900%, 12/01/2014 (b)                                    2,645        2,982
                                   Jersey City, NJ, Sewer Authority Sewer, Revenue, 4.500%,
                                     01/01/2019 (c)                                           13,000       10,994
                                   New Jersey Economic Development Authority, Revenue,
                                     Series A, 5.875%, 05/01/2014 (c)                          5,000        5,170
                                   New Jersey Economic Development Authority, Revenue,
                                     Series A, 6.000%, 05/01/2016 (c)                          3,000        3,109
                                   New Jersey Economic Development Authority, Revenue,
                                     United Methodist Homes New Jersey Obligation, 5.750%,
                                     07/01/2029                                                9,500        8,682
                                   New Jersey Economic Development Authority Revenue,
                                     Harrogate Incorporation, Series A, 5.875%, 12/01/2026     1,000          930
                                   New Jersey Health Care Facilities, Revenue, Atlantic
                                     City Medical Center, Series C, 6.800%, 07/01/2011         6,840        7,275
                                   New Jersey Health Care Facilities, Revenue, West Jersey
                                     Health Systems, Prerefunded 07/01/2002, 6.125%,
                                     07/01/2012 (b)                                           11,000       11,730
                                   New Jersey Health Care Facilities, Revenue, Southern
                                     Ocean County Hospital, Series A, 6.125%, 07/01/2013       3,735        3,708
                                   New Jersey State Transportation Trust Fund Authority,
                                     Revenue, Series A, 5.500%, 06/15/2010                     5,295        5,470

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PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


---------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                   ISSUER                                                     AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
                                   New Jersey State Transportation Trust Fund Authority,
                                     Revenue, Series B, 5.500%, 06/15/2015 (c)               $ 4,420   $    4,417
                                   New Jersey State Transportation Trust Fund Authority,
                                     Inversed Floating Rate Bond, 6.057%, 06/15/2017**        10,830        9,163
                                   New Jersey State Transportation Trust Fund Authority,
                                     Revenue, Series A, 5.750%, 06/15/2020                     6,000        6,090
                                   New Jersey State Turnpike Authority, Revenue, 10.375%,
                                     01/01/2003                                                1,840        2,035
                                   New Jersey State Turnpike Authority, Revenue, Series A,
                                     6.200%, 01/01/2012                                       10,000       10,506
                                   New Jersey State Turnpike Authority, Inverse Floating
                                     Rate Bond, 9.055%, 01/01/2016**                          20,500       25,156
                                   New Jersey State Turnpike Authority, Revenue, Series A,
                                     6.500%, 01/01/2016                                       42,775       47,631
                                   New Jersey State Turnpike Authority, Revenue, Series C,
                                     6.500%, 01/01/2016                                        7,660        8,530
                                   Salem County, NJ, Industrial Pollution, Revenue, Public
                                     Services Electric & Gas Company, 6.200%,
                                     08/01/2030 (c)                                           20,000       20,816
---------------------------------------------------------------------------------------------------------------------

NEW MEXICO
                                   Albuquerque, NM, Hospital Revenue, Southwest Community
                                     Health Services, 10.000%, 08/01/2003                        675          758
                                   Albuquerque, NM, Hospital Revenue, Southwest Community
                                     Health Services, Prerefunded 08/01/2008, 10.125%,
                                     08/01/2012 (b)                                            4,000        5,171
                                   Los Alamos County, NM, Utility Income, Revenue, Series
                                     A, 6.100%, 07/01/2010 (c)                                 4,400        4,666
                                   New Mexico Mortgage Finance Authority, Revenue, Series
                                     E-2, 6.800%, 03/01/2031                                   7,500        8,113
                                   Socorro, NM, Hospital System Revenue, Southwest
                                     Community Health Services, 10.000%, 08/01/2003              905        1,017
---------------------------------------------------------------------------------------------------------------------

NEW YORK
                                   Long Island, NY, Power Authority New York Electricity,
                                     Revenue, 5.250%, 04/01/2010 (c)                          19,400       19,579
                                   Monroe County, NY, Airport Authority, Revenue, Greater
                                     Rochester International, 5.750%, 01/01/2014 (c)           4,015        4,135
                                   Monroe County, NY, Airport Authority, Revenue, Greater
                                     Rochester International, 5.750%, 01/01/2015 (c)           5,035        5,171
                                   Monroe County, NY, Airport Authority, Revenue, Greater
                                     Rochester International, 5.875%, 01/01/2016 (c)           3,835        3,969
                                   New York & New Jersey, Port Authority, Revenue, Series
                                     8, 6.500%, 10/15/2008                                     5,390        5,693
                                   New York & New Jersey, Port Authority, Revenue, Series
                                     6, 6.000%, 07/01/2013                                     6,555        6,754
                                   New York & New Jersey, Port Authority, Revenue, Series
                                     6, 6.000%, 07/01/2015                                     2,500        2,552
                                   New York & New Jersey, Port Authority Special
                                     Obligation, Revenue, Continental/Eastern Project,
                                     Laguardia, 9.125%, 12/01/2015                             3,150        3,344
                                   New York City, NY, Transitional Finance Authority,
                                     Revenue, Series A, 5.250%, 11/15/2013                     4,500        4,423
                                   New York City, NY, Industrial Development Agency
                                     Revenue, USTA National Tennis Center Project, 6.600%,
                                     11/15/2011                                                3,000        3,292
                                   New York Metropolitan Transportation Authority, Inverse
                                     Floating Rate Bond, Series A, 6.236%, 07/01/2011**        5,000        4,921
                                   New York Metropolitan Transportation Authority, Inverse
                                     Floating Rate Bond, Series B, 6.236%, 07/01/2011**        2,500        2,342
                                   New York Metropolitan Transportation Authority, Revenue,
                                     Series Q, 5.125%, 07/01/2012 (c)                          7,750        7,594
                                   New York Metropolitan Transportation Authority, Revenue,
                                     Series O, 6.250%, 07/01/2012 (c)                          6,000        6,537

 22
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PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                   ISSUER                                                    AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
                                   New York Metropolitan Transportation Authority, Revenue,
                                     Series A, 6.000%, 04/01/2020 (c)                        $ 5,000   $    5,245
                                   New York State Dormitory Authority, Special Activity
                                     School Districts, Revenue, 5.250%, 07/01/2011 (c)         2,545        2,537
                                   New York State Dormitory Authority, City University,
                                     Revenue, 5.750%, 07/01/2013 (c)                           5,500        5,731
                                   New York State Dormitory Authority, Revenue, State
                                     University Educational Facilities, Prerefunded
                                     05/15/2002, 7.250%, 05/15/2018 (b)                          440          481
                                   New York State Dormitory Authority, Revenue, State
                                     University Educational Facilities, Prerefunded
                                     05/15/2002, 7.250%, 05/15/2018 (b)                        3,370        3,681
                                   New York State Dormitory Authority Revenue, Mental
                                     Health Services Facilities, Series C, 5.125%,
                                     02/15/2011 (c)                                            5,770        5,682
                                   New York State Dormitory Authority Revenue, City
                                     University System, 6.000%, 07/01/2014 (c)                 7,000        7,434
                                   New York State Dormitory Authority Revenue, City
                                     University Systems, 5.000%, 07/01/2016 (c)                5,500        5,035
                                   New York State Environment Facilities Corporation
                                     Revenue, Pollution Control, Prerefunded 06/15/2004,
                                     6.875%, 06/15/2014 (b)                                    6,815        7,585
                                   New York State Environmental Facilities Corporation,
                                     State Water Pollution Control, Revolving Fund Revenue,
                                     Series A, 7.250%, 06/15/2010                                480          512
                                   New York State Environmental Facilities Corporation,
                                     State Water Pollution, Revolving Fund Revenue, Series
                                     A, Prerefunded 06/15/2001, 7.250%, 06/15/2010 (b)         4,520        4,839
                                   New York State Environmental Facilities Corporation
                                     Revenue, Pollution Control, Series C, 7.200%,
                                     03/15/2011                                                2,500        2,578
                                   New York State Environmental Facilities Corporation
                                     Revenue, Pollution Control, 6.875%, 06/15/2014            4,560        4,982
                                   New York State Local Assistance Corporation, Revenue,
                                     Series B, Prerefunded 04/01/2001, 7.375%,
                                     04/01/2012 (b)                                            2,675        2,853
                                   New York State Local Assistance Corporation, Revenue,
                                     Series B, Prerefunded 04/01/2001, 7.500%,
                                     04/01/2020 (b)                                            7,000        7,478
                                   New York State Medical Care Facilities Financial Agency
                                     Revenue, Series D, 6.450%, 02/15/2009                     3,550        3,784
                                   New York State Medical Care Facilities Financial Agency
                                     Revenue, Series D, Prerefunded 02/15/2003, 6.450%,
                                     02/15/2009 (b)                                            4,685        5,061
                                   New York State Medical Care Facilities Financial Agency
                                     Revenue, Prerefunded 02/15/2000, 7.750%,
                                     08/15/2010 (b)                                              980        1,013
                                   New York State Medical Care Facilities Financial Agency
                                     Revenue, Prerefunded 02/15/2000, 7.750%,
                                     08/15/2010 (b)                                            2,955        3,058
                                   New York State Medical Care Facilities Financial Agency
                                     Revenue, Series A, Prerefunded 02/15/2005, 6.750%,
                                     08/15/2014 (b)                                            8,000        8,938
                                   New York State Thruway Authority, Inverse Floating Rate
                                     Bond, 6.680%, 04/01/2010**                               15,870       16,534
                                   New York State Thruway Authority Revenue, Local Highway
                                     & Bridge, 5.625%, 04/01/2012 (c)                          5,470        5,615
                                   New York State Thruway Authority Revenue, Local Highway
                                     & Bridge, Series B, 5.375%, 04/01/2013 (c)               17,750       17,683
                                   New York State Thruway Authority Revenue, Local Highway
                                     & Bridge, 5.500%, 04/01/2016 (c)                          3,010        2,970
                                   New York State Thruway Authority Revenue, Local Highway
                                     & Bridge, 5.500%, 04/01/2017 (c)                          5,000        4,898
                                   New York State Urban Development Corporation,
                                     Correctional Facilities Service Contract Revenue,
                                     Series B, 5.250%, 01/01/2012                              3,150        3,120

                                                                              23
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PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                   ISSUER                                                    AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------
                                   New York State Urban Development Corporation, State
                                     Facilities, Revenue, 5.600%, 04/01/2015                 $ 4,655   $    4,629
                                   New York State Urban Development Corporation Revenue,
                                     State Facilities, 5.700%, 04/01/2020                      3,600        3,581
                                   New York, NY, General Obligation, Series D, 8.000%,
                                     08/01/2000                                                7,745        8,014
                                   New York, NY, General Obligation, Series D, 8.000%,
                                     08/01/2000                                                  250          258
                                   New York, NY, General Obligation, Prerefunded
                                     11/15/2001, 8.400%, 11/15/2005 (b)                        4,250        4,674
                                   New York, NY, General Obligation, Series F, 8.400%,
                                     11/15/2005                                                  235          257
                                   New York, NY, General Obligation, Series F, 8.400%,
                                     11/15/2006                                                  625          683
                                   New York, NY, General Obligation, Series F, Prerefunded
                                     11/15/2001, 8.400%, 11/15/2006 (b)                        6,375        7,011
                                   New York, NY, General Obligation, Series H, 7.000%,
                                     02/01/2007                                                  240          256
                                   New York, NY, General Obligation, Series H, Prerefunded
                                     2/1/2002, 7.000%, 02/01/2007 (b)                          2,760        2,965
                                   New York, NY, General Obligation, Series F, Prerefunded
                                     11/15/2001, 8.400%, 11/15/2007 (b)                        6,335        6,967
                                   New York, NY, General Obligation, Series F, Prerefunded
                                     11/15/2001, 8.400%, 11/15/2008 (b)                       11,000       12,098
                                   New York, NY, General Obligation, Series G,
                                     Zero Coupon, 08/01/2009 (c)                              19,100       11,605
                                   New York, NY, General Obligation, Series F, Prerefunded
                                     11/15/2001, 8.400%, 11/15/2009 (b)                        1,050        1,155
                                   New York, NY, Certificate of Participation, City
                                     Transportation Authority, Triborough Bridge, Series A,
                                     5.625%, 01/01/2010                                        3,260        3,386
                                   New York, NY, General Obligation, Series J, 5.250%,
                                     05/15/2011                                               10,000        9,850
                                   New York, NY, General Obligation, Series H, 5.500%,
                                     08/01/2012                                                6,960        6,956
                                   New York, NY, General Obligation, Series H, 5.500%,
                                     08/01/2013                                               10,665       10,557
                                   New York, NY, General Obligation, Series F, 5.250%,
                                     08/01/2015                                                5,000        4,769
                                   New York, NY, General Obligation, Series A, 7.750%,
                                     08/15/2015                                                   92           99
                                   New York, NY, General Obligation, Series A, Prerefunded
                                     08/15/2001, 7.750%, 08/15/2015 (b)                        3,408        3,679
                                   New York, NY, General Obligation, Series J, 5.875%,
                                     02/15/2019                                               16,060       16,059
                                   New York, NY, City Industrial Development Agency
                                     Revenue, USTA National Tennis Center Project, 6.500%,
                                     11/15/2010 (c)                                            3,485        3,809
                                   New York, NY, City Municipal Water Financial Authority,
                                     Revenue, Water & Sewer Systems, 7.000%, 06/15/2015          740          782
                                   New York, NY, City Municipal Water Financial Authority,
                                     Revenue, Water & Sewer Systems, Prerefunded
                                     06/15/2001, 7.000%, 06/15/2015 (b)                          230          243
                                   New York, NY, City Municipal Water Financial Authority,
                                     Revenue, Water & Sewer Systems, Prerefunded
                                     06/15/2001, 7.000%, 06/15/2015 (b)                          530          560
                                   New York, NY, City Transitional Financial Authority
                                     Revenue, Series C, 5.000%, 05/01/2018                     4,875        4,427
                                   New York, NY, City Transportation Authority, Certificate
                                     of Participation, Metropolitan Transportation
                                     Authority Triborough, Series A, 5.625%, 01/01/2011        6,040        6,243

 24
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PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                   ISSUER                                                    AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA
                                   Durham County, NC, Certificates of Participation, Jail
                                     Facilities & Computer Equipment Project, Prerefunded
                                     05/01/2001, 6.625%, 05/01/2014 (b)                      $ 5,500   $    5,812
                                   North Carolina Eastern Municipal Power Agency Revenue,
                                     Series B, 6.000%, 01/01/2022                             18,775       19,418
                                   North Carolina Municipal Power Agency Revenue, Catawba
                                     Electric, Series A, 5.500%, 01/01/2014 (c)                3,660        3,654
                                   North Carolina State, General Obligation, Public School
                                     Building, 4.600%, 04/01/2012                             10,000        9,374
                                   North Carolina State, General Obligation, Public School
                                     Building, 4.600%, 04/01/2013                             16,500       15,218
---------------------------------------------------------------------------------------------------------------------

NORTH DAKOTA
                                   North Dakota State Financial Agency Revenue, Single
                                     Family Mortgage, Series A, 8.050%, 01/01/2024               510          523
---------------------------------------------------------------------------------------------------------------------

OHIO
                                   Clermont County, OH, Hospital Facilities Revenue, Mercey
                                     Health Center, Series A, Prerefunded 09/01/2001,
                                     7.500%, 09/01/2019 (b)                                    2,280        2,419
                                   Cleveland, OH, Public Power Systems Revenue, Series A,
                                     7.000%, 11/15/2017                                          850          905
                                   Cleveland, OH, Waterworks Revenue, Series B, 6.500%,
                                     01/01/2011                                                  385          409
                                   Cleveland, OH, Waterworks Revenue, Series B, Prerefunded
                                     1/1/2002, 6.500%, 01/01/2011 (b)                          4,195        4,474
                                   Cleveland-Cuyahoga County, OH, Port Development Revenue,
                                     C&P Docks Project, 6.000%, 03/01/2007                     1,250        1,238
                                   Cuyahoga County, OH, Hospital Revenue, Meridia Health
                                     System, Prerefunded 8/15/2005, 6.250%, 08/15/2014 (b)     7,050        7,749
                                   Dublin, OH, City School District, General Obligation,
                                     Zero Coupon, 12/01/2010 (c)                                 500          279
                                   Green Springs, OH, Health Care, Revenue, St Francis
                                     Health Care Center Project, Series A, 7.000%,
                                     05/15/2014                                                4,235        3,929
                                   Green Springs, OH, Health Care, Revenue, St Francis
                                     Health Care Center Project, Series A, 7.125%,
                                     05/15/2025                                                4,405        4,009
                                   Lucas County, OH, Health Facilities Revenue, Ohio
                                     Presbyterian, Series A, 6.625%, 07/01/2014                2,000        2,078
                                   Lucas County, OH, Health Facilities Revenue, Ohio
                                     Presbyterian, Series A, 6.750%, 07/01/2020                2,000        2,087
                                   Marion County, OH, Health Care Facilities, Revenue,
                                     Church Homes Project, 6.375%, 11/15/2010                  3,950        3,972
                                   Marion County, OH, Health Care Facilities, Revenue,
                                     Church Homes Project, 6.300%, 11/15/2015                  2,950        2,947
                                   Ohio Housing Finance Agency, GNMA Single Family Mortgage
                                     Revenue, Prerefunded 01/15/2013,
                                     Zero Coupon, 01/15/2015 (b)                               3,360        1,315
                                   Ohio Housing Financial Agency Revenue, Single Family
                                     Mortgage, Zero Coupon, Prerefunded 07/15/2013,
                                     01/15/2015 (b)                                            3,515        1,407
                                   Ohio State, General Obligation, Zero Coupon, 09/01/2007     7,125        4,822
                                   Ohio State Building Authority, Revenue, Juvenile
                                     Correction Facilities, 5.250%, 10/01/2011 (c)             8,385        8,410
                                   Ohio State Building Authority, Revenue, Adult
                                     Correctional Facilities, Series A, 5.500%,
                                     10/01/2012 (c)                                            5,705        5,797
                                   Ohio State Building Authority, Revenue, Adult
                                     Correctional Facilities, 5.600%, 04/01/2015               3,340        3,361
                                   Ohio State Water Development Authority, Revenue, Bay
                                     Shore Project, Series A, 5.875%, 09/01/2020               1,550        1,465
                                   Springdale, OH, Hospital Facilities Revenue, 6.000%,
                                     11/01/2018                                                1,250        1,232
                                   Toledo, OH, Waterworks Revenue, 4.750%, 11/15/2017 (c)      1,000          885

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


--------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                   ISSUER                                                     AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
                                   Willoughby, OH, Industrial Development Revenue, Series
                                     A, 6.875%, 07/01/2016                                   $ 2,250   $    2,379
                                   Worthington, OH, City School District, General
                                     Obligation, 6.375%, 12/01/2012                            6,210        6,583
---------------------------------------------------------------------------------------------------------------------

OKLAHOMA
                                   Oklahoma Development Finance Authority, Revenue,
                                     Hillcrest Healthcare Systems, Series A, 5.625%,
                                     08/15/2029                                               23,500       20,864
                                   Oklahoma Valley View Hospital Authority Revenue, 6.000%,
                                     08/15/2014                                                2,695        2,615
                                   Oklahoma Valley View Hospital Authority, Revenue,
                                     5.750%, 08/15/2006                                        3,905        3,906
                                   Woodward, OK, Municipal Authority Hospital, Revenue,
                                     6.450%, 11/01/2014                                        2,070        2,099
---------------------------------------------------------------------------------------------------------------------

OREGON
                                   Oregon State Department of Administrative Services
                                     Revenue, Lottery, Series A, 5.250%, 04/01/2010 (c)       10,500       10,640
                                   Portland, OR, Portland Airport, Inverse Floating Rate
                                     Bond, Series A, 7.200%, 07/01/2010**                      2,390        2,559
                                   Portland, OR, Portland Airport, Inverse Floating Rate
                                     Bond, Series B, 7.200%, 07/01/2011**                      2,530        2,658
                                   Portland, OR, Portland Airport, Inverse Floating Rate
                                     Bond, Series C, 7.200%, 07/01/2012**                      2,675        2,784
                                   Portland, OR, Portland Airport, Inverse Floating Rate
                                     Bond, Series D, 7.200%, 07/01/2013**                      2,675        2,626
---------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA
                                   Allegheny County, PA, Airport, Inverse Floating Rate
                                     Bond, Series A, 7.407%, 01/01/2010** (c)                  3,000        3,228
                                   Allegheny County, PA, Airport, Inverse Floating Rate
                                     Bond, Series B, 7.407%, 01/01/2011** (c)                  1,500        1,601
                                   Allegheny County, PA, Airport, Inverse Floating Rate
                                     Bond, Series C, 7.416%, 01/01/2014** (c)                  3,160        3,310
                                   Allegheny County, PA, Airport, Inverse Floating Rate
                                     Bond, Series D, 7.407%, 01/01/2013** (c)                  5,250        5,449
                                   Armstrong County, PA, Hospital Authority, Revenue, St
                                     Francis Medical Center Project, Series A, 6.250%,
                                     06/01/2013 (c)                                           11,350       11,970
                                   Erie, PA, General Obligation, Series B, Zero Coupon,
                                     11/15/2007 (c)                                            2,205        1,465
                                   Erie, PA, General Obligation, Series B, Zero Coupon,
                                     11/15/2008 (c)                                            5,055        3,161
                                   Hazleton, PA, Health Services Authority Hospital,
                                     Revenue, Hazelton-St Joseph Medical Center, 6.125%,
                                     07/01/2016                                                3,780        3,670
                                   Jeannette, PA, Health Service Authority, Revenue,
                                     Jeannette District Memorial Hospital, Series A,
                                     6.000%, 11/01/2018                                          945          935
                                   Lehigh County, PA, General Purpose Authority, Revenue,
                                     Lehigh Valley Hospital, Series A, Prerefunded
                                     07/01/2002, 6.500%, 07/01/2010 (b)                        6,000        6,450
                                   Mckean County, PA, Hospital Authority, Revenue, Bradford
                                     Hospital, 5.950%, 10/01/2008                              2,800        2,878
                                   Mckean County, PA, Hospital Authority, Revenue, Bradford
                                     Hospital, 6.100%, 10/01/2020                              5,500        5,508
                                   Montgomery County, PA, Industrial Development Authority,
                                     Revenue, Retirement-Life Communities, 5.250%,
                                     11/15/2028                                                4,000        3,469
                                   New Castle, PA, Area Hospital Authority, Revenue,
                                     Jameson Memorial Hospital, 6.000%, 07/01/2010 (c)           845          899
                                   Pennsylvania Convention Center Authority Revenue, Series
                                     A, 6.700%, 09/01/2014                                     3,750        4,018
                                   Pennsylvania Convention Center Authority Revenue,
                                     6.750%, 09/01/2019                                        8,775        9,405
                                   Pennsylvania Intergovernmental Cooperational Authority,
                                     Inverse Floating Rate Bond, 6.370%, 06/15/2013**          2,225        2,137

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


---------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                   ISSUER                                                     AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Intergovernmental Cooperational Authority,
                                     Inverse Floating Rate Bond, 6.370%, 06/15/2014**        $ 2,500   $    2,348
                                   Pennsylvania Intergovernmental Cooperational Authority,
                                     Inverse Floating Rate Bond, 6.370%, 06/15/2015**          2,250        2,075
                                   Pennsylvania State Higher Educational Facility, Revenue,
                                     Ursinus College, 5.850%, 01/01/2017                       1,475        1,447
                                   Pennsylvania State Higher Educational Facility, Revenue,
                                     Ursinus College, 5.900%, 01/01/2027                       3,400        3,357
                                   Pennsylvania State Industrial Development Authority,
                                     Revenue, Series A, Prerefunded 01/01/2011, 7.000%,
                                     01/01/2011 (b)                                            5,000        5,334
                                   Philadelphia, PA, Gas Works Revenue, Series 13,
                                     Prerefunded 06/15/2001, 7.700%, 06/15/2011 (b)            5,485        5,908
                                   Philadelphia, PA, Gas Works Revenue, Series 13,
                                     Prerefunded 06/15/2001, 7.700%, 06/15/2011 (b)            2,515        2,705
                                   Philadelphia, PA, Gas Works Revenue, Series 14, 6.375%,
                                     07/01/2014                                               21,045       21,524
                                   Philadelphia, PA, Gas Works Revenue, Series 14,
                                     Prerefunded 07/01/2003, 6.375%, 07/01/2014 (b)           10,035       10,845
                                   Philadelphia, PA, Gas Works Revenue, Series 13,
                                     Prerefunded 06/15/2001, 7.700%, 06/15/2021 (b)            6,850        7,378
                                   Philadelphia, PA, Municipal Authority Revenue, Series D,
                                     6.250%, 07/15/2013                                        2,500        2,561
                                   Philadelphia, PA, Municipal Authority Revenue, Series D,
                                     6.300%, 07/15/2017                                        2,300        2,355
                                   Philadelphia, PA, Municipal Authority Revenue,
                                     Prerefunded 04/01/2000, 7.800%, 04/01/2018 (b)            3,635        3,709
---------------------------------------------------------------------------------------------------------------------

PUERTO RICO
                                   Puerto Rico Public Financial Corporation, Revenue,
                                     Series A, 5.375%, 06/01/2017 (c)                          8,850        8,697
---------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA
                                   Charleston County, SC, Certificates of Participation,
                                     Series B, 6.875%, 06/01/2014 (c)                            240          262
                                   Charleston County, SC, Certificates of Participation,
                                     Series B, Prerefunded 06/01/2004, 6.875%,
                                     06/01/2014 (b)                                            4,875        5,442
                                   Charleston County, SC, Certificates of Participation,
                                     Series B, 7.000%, 06/01/2019 (c)                            115          126
                                   Charleston County, SC, Certificates of Participation,
                                     Series B, Prerefunded 06/01/2004, 7.000%,
                                     06/01/2019 (b)                                            2,385        2,675
                                   Darlington County, SC, Pollution Control Revenue, Power
                                     and Light, 6.600%, 11/01/2010 (c)                         7,500        8,106
                                   Grand Strand, SC, Water & Sewer Authority, Revenue,
                                     6.375%, 06/01/2012 (c)                                    5,000        5,527
                                   South Carolina State Public Services Authority, Revenue,
                                     Series A, 6.250%, 01/01/2022                              7,000        7,248
                                   South Carolina Transportation Infrastructure, Revenue,
                                     Series A, 5.500%, 10/01/2011 (c)                          5,595        5,732
                                   South Carolina Transportation Infrastructure, Revenue,
                                     Series A, 5.500%, 10/01/2012 (c)                          6,085        6,183

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                   ISSUER                                                    AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------
TENNESSEE
                                   Metropolitan Nashville, TN, Airport Authority, Revenue,
                                     5.000%, 07/01/2014 (c)                                  $ 4,560   $    4,298
                                   Metropolitan Nashville, TN, Airport Authority, Revenue,
                                     Series C, 6.600%, 07/01/2015 (c)                          5,250        5,534
                                   Shelby County, TN, General Obligation, Zero Coupon,
                                     08/01/2012                                                3,410        1,704
                                   Shelby County, TN, General Obligation, Zero Coupon,
                                     08/01/2013                                                3,440        1,609
                                   Shelby County, TN, General Obligation, Zero Coupon,
                                     08/01/2014                                                4,965        2,179
                                   Tennessee Housing Development Agency Mortgage Financial,
                                     Revenue, Series A, 7.050%, 07/01/2020                    17,770       18,492
                                   Tennessee Housing Development Agency Mortgage Financial,
                                     Revenue, Series A, 7.125%, 07/01/2026                     3,615        3,763
---------------------------------------------------------------------------------------------------------------------

TEXAS
                                   Abilene, TX, Health Facilities Development Corporation
                                     Revenue, Retirement Facilities, 5.875%, 11/15/2018        3,250        3,019
                                   Austin, TX, Bergstrom Landhost Enterprises, Revenue,
                                     Series A, 6.750%, 04/01/2027                             17,785       17,018
                                   Austin, TX, Utility Systems Revenue, 6.000%,
                                     11/15/2013 (c)                                            9,500       10,101
                                   Austin, TX, Water, Sewer and Electric Revenue, 14.000%,
                                     11/15/2001                                                   20           22
                                   Austin, TX, Water, Sewer and Electric Revenue, 14.000%,
                                     11/15/2001                                                  195          223
                                   Austin, TX, Water, Sewer and Electric Revenue, 14.000%,
                                     11/15/2001                                                1,825        2,014
                                   Boerne, TX, Independent School District, General
                                     Obligation, Zero Coupon, 02/01/2014 (c)                   2,785        1,232
                                   Boerne, TX, Independent School District, General
                                     Obligation, Zero Coupon, 02/01/2016 (c)                   3,285        1,277
                                   Dallas, TX, Waterworks and Sewer Systems Revenue,
                                     5.000%, 10/01/2017                                        4,325        3,948
                                   Ector County, TX, Hospital District Hospital, Revenue,
                                     Prerefunded 04/15/2002, 7.300%, 04/15/2012 (b)              550          599
                                   El Paso, TX, Independent School District, General
                                     Obligation, Zero Coupon, 08/15/2011                       3,600        1,871
                                   Georgetown, TX, Higher Education Finance, Revenue,
                                     Southwestern University Project, 6.250%, 02/15/2009         840          885
                                   Grapevine-Colleyville, TX, Independent, General
                                     Obligation, Zero Coupon, 08/15/2007                       6,065        4,086
                                   Grapevine-Colleyville, TX, Independent, General
                                     Obligation, Zero Coupon, 08/15/2009                       6,360        3,813
                                   Grapevine-Colleyville, TX, Independent, General
                                     Obligation, Zero Coupon, 08/15/2010                       2,160        1,216
                                   Grapevine-Colleyville, TX, Independent, General
                                     Obligation, Zero Coupon, 08/15/2011                       4,830        2,551
                                   Grapevine-Colleyville, TX, Independent, General
                                     Obligation, Zero Coupon, 08/15/2013                       1,000          462
                                   Harris County, TX, Revenue, Toll Road, Prerefunded
                                     8/1/2001, 6.750%, 08/01/2014 (b)                         15,000       15,819
                                   Harris County, TX, Hospital District, Revenue, 7.400%,
                                     02/15/2010 (c)                                            6,940        7,970
                                   Houston, TX, Airport System Revenue, Inverse Floating
                                     Rate Bond, 6.410%, 07/01/2011**                           8,010        7,713
                                   Houston, TX, Higher Education Finance Corporation,
                                     Revenue, University of Saint Thomas Project, 7.250%,
                                     12/01/2007                                                1,445        1,517
                                   Houston, TX, Independent School District, General
                                     Obligation, Series A, Zero Coupon, 02/15/2010 (c)         8,500        4,915
                                   Houston, TX, Independent School District, General
                                     Obligation, Series A, Zero Coupon, 02/15/2011 (c)         3,750        2,016

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


---------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                   ISSUER                                                     AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
                                   Houston, TX, Independent School District, General
                                     Obligation, Series A, Zero Coupon, 02/15/2015 (c)       $26,000   $   10,682
                                   Lower Colorado River Authority, TX, Revenue, Series A,
                                     5.875%, 05/15/2016                                       19,500       19,807
                                   Lubbock, TX, Health Facilities Development, Revenue,
                                     Saint Joseph Health Systems, 5.250%, 07/01/2013           2,000        1,936
                                   Lubbock, TX, Health Facilities Development, Revenue,
                                     Saint Joseph Health Systems, 5.250%, 07/01/2014           2,500        2,395
                                   Rio Grande Valley, TX, Health Facilities Development,
                                     Revenue, Series B, 6.400%, 08/01/2012 (c)                 3,700        3,923
                                   Round Rock, TX, Independent School District, General
                                     Obligation, Zero Coupon, 08/01/2008                       5,020        3,195
                                   San Antonio, TX, Electric & Gas, Revenue, Series A,
                                     5.250%, 02/01/2012                                        5,000        4,962
                                   Texas General Obligation, 7.000%, 09/15/2012                9,963       10,378
                                   Texas Housing Agency Mortgage Revenue, Series A, 7.150%,
                                     09/01/2012                                                  715          747
                                   Texas State, General Obligation, Public Financial
                                     Authority, Zero Coupon, 10/01/2013                        4,000        1,851
                                   Texas State, General Obligation, Water Financial
                                     Assistance, A & C, 5.000%, 08/01/2014                     7,570        7,178
                                   Texas State, General Obligation, Public Financial
                                     Authority, Zero Coupon, 10/01/2014                        6,000        2,605
                                   Texas State, General Obligation, Amt-Veterans Land,
                                     6.400%, 12/01/2024                                        8,550        8,870
                                   Texas State Department Housing & Community Affairs,
                                     Revenue, Series A, 6.400%, 01/01/2027                     3,350        3,480
                                   Texas State Turnpike Authority Dallas North, Revenue,
                                     President George Bush Turnpike, Zero Coupon,
                                     01/01/2010 (c)                                            3,000        1,746
                                   Texas Water Development Board Revenue, Series A, 5.625%,
                                     07/15/2011                                                1,500        1,549
                                   Texas Water Development Board Revenue, Series A, 5.750%,
                                     07/15/2013                                                2,000        2,005
                                   Texas Water Development Board Revenue, Series A, 5.750%,
                                     07/15/2014                                                3,500        3,575
                                   Texas, Sabine River Pollution Authority, Revenue,
                                     Southwestern Electric Power, 6.100%, 04/01/2018          30,200       30,690
                                   Titus County, TX, Hospital District Revenue, Revenue,
                                     6.125%, 08/15/2013                                        6,700        6,616
                                   Travis County, TX, Housing Financial Corporation
                                     Revenue, Series A, 7.000%, 12/01/2011                       280          292
                                   Waxahachie, TX, Independent School District, General
                                     Obligation, Zero Coupon, 08/15/2009                       3,120        1,870
                                   Waxahachie, TX, Independent School District, General
                                     Obligation, Zero Coupon, 08/15/2012                       4,120        2,036
                                   Waxahachie, TX, Independent School District, General
                                     Obligation, Zero Coupon, 08/15/2013                       2,060          951
---------------------------------------------------------------------------------------------------------------------

UTAH
                                   Intermountain Power Agency Utah Power, Inverse Floating
                                     Rate Bond, 6.456%, 07/01/2012**                           3,000        2,947
                                   Intermountain Power Agency Utah Power, Inverse Floating
                                     Rate Bond, 6.456%, 07/01/2014**                           3,500        3,286
                                   Intermountain Power Agency Utah Power, Revenue, Series
                                     B, 5.750%, 07/01/2019 (c)                                33,910       33,768
                                   Utah State Housing Financial Agency, Revenue, Series D,
                                     8.625%, 01/01/2019 (c)                                       80           80
                                   West Valley City, UT, Excise Tax Revenue, Revenue,
                                     10.625%, 07/01/2004                                         660          766

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


---------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                   ISSUER                                                     AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
VIRGIN ISLANDS
                                   Virgin Islands Public Financial Authority Revenue,
                                     Series A, Prerefunded 10/01/2002, 7.250%,
                                     10/01/2018(b)                                           $ 3,000   $    3,329
---------------------------------------------------------------------------------------------------------------------

VIRGINIA
                                   Richmond, VA, General Obligation, Series B, 6.250%,
                                     01/15/2018                                                2,665        2,752
                                   Washington DC Metropolitan, VA, Airport Revenue, Series
                                     A, 7.600%, 10/01/2014                                     3,000        3,148
---------------------------------------------------------------------------------------------------------------------

WASHINGTON
                                   King County, WA, General Obligation, Sewer, Series B,
                                     6.625%, 12/01/2015                                        9,845       10,804
                                   King County, WA, General Obligation, Sewer, Series C,
                                     6.250%, 01/01/2032                                        8,995        9,537
                                   Spokane County, WA, School District, General Obligation,
                                     Series B, Zero Coupon, 12/01/2014 (c)                     2,500        1,047
                                   Washington State Public Power Supply, Series C, 5.375%,
                                     07/01/2015                                                5,410        5,237
---------------------------------------------------------------------------------------------------------------------

WISCONSIN
                                   Kenosha, WI, General Obligation, Series B,
                                     Zero Coupon, 10/15/2008 (c)                               6,885        4,283
                                   New London, WI, School District, General Obligation,
                                     5.250%, 04/01/2011 (c)                                    1,700        1,691
                                   Southeast Wisconsin Professional, Revenue, Series A,
                                     5.500%, 12/15/2014 (c)                                    4,160        4,179
                                   Southeast Wisconsin Professional, Revenue, Series A,
                                     5.500%, 12/15/2015 (c)                                    2,000        2,005
                                   Southeast Wisconsin Professional, Revenue, Series A,
                                     5.500%, 12/15/2016 (c)                                    4,965        4,951
                                   Southeast Wisconsin Professional, Revenue, Series A,
                                     5.500%, 12/15/2017 (c)                                    2,405        2,384
                                   Wisconsin State Health & Educational Facilities,
                                     Revenue, Series B, 5.625%, 02/15/2029                     4,125        3,671
                                   Wisconsin State Transportation Revenue, Series A,
                                     5.500%, 07/01/2014                                        7,915        7,950
                                   Wisconsin State Transportation Revenue, Series A,
                                     5.500%, 07/01/2016                                        8,575        8,523
---------------------------------------------------------------------------------------------------------------------

WYOMING
                                   Wyoming Community Development Authority, Revenue, Single
                                     Family Mortgage, Series B, 8.125%, 06/01/2021               310          318
                                   Wyoming Community Development Authority Housing,
                                     Revenue, Series 2, 6.350%, 06/01/2029                     4,285        4,384
                                   ----------------------------------------------------------------------------------
                                   LONG-TERM MUNICIPAL INVESTMENTS TOTAL
                                   (Cost $2,709,101)                                                    2,746,696
                                   ----------------------------------------------------------------------------------
                                   TOTAL INVESTMENT PORTFOLIO--100%
                                   (Cost $2,764,076) (a)                                               $2,801,671
                                   ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
(a) The cost for federal income tax purposes was $2,764,082. At September 30, 1999, net unrealized appreciation for all securities based on tax cost was $37,589. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $93,084 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $55,495.

(b) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(c) Bond is insured by one of these companies: AMBAC, Capital Guaranty, FGIC, FSA or MBIA/BIG.

 * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average-weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

** Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rate as of September 30, 1999.

Transactions in written options during the year ended September 30, 1999 were (in thousands):

                                                                   OPTIONS ON
                                                                 TREASURY BONDS
                                                             -----------------------
                                                                          PREMIUMS
                                                             CONTRACTS   RECEIVED($)
                                                             ---------   -----------
Outstanding at September 30, 1998..........................      --           --
Written....................................................       3          805
Closed.....................................................      (3)        (805)
                                                               ----         ----
Outstanding at September 30, 1999..........................      --           --
                                                               ====         ====

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

Investment Portfolio as of September 30, 1999
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                        ISSUER                                                   AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INVESTMENTS--.4%
---------------------------------------------------------------------------------------------------------------------
WASHINGTON
                                   Washington Health Care Facilities Authority, Variable Rate
                                     Demand Bond, Series 1985 D, 3.75%, 10/01/2005* (Cost:
                                     $100)                                                       $  100   $   100
---------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL INVESTMENTS--99.6%
---------------------------------------------------------------------------------------------------------------------

ALASKA
                                   Alaska Student Loan Corp., Revenue, Series A, 5.550%,
                                     07/01/2010 (c)                                                 200       201
---------------------------------------------------------------------------------------------------------------------

ARIZONA
                                   Arizona State University, Revenue, Series A, 6.500%,
                                     07/01/2001                                                      85        88
                                   Arizona Transportation Board, Highway Revenue, Series B,
                                     6.100%, 07/01/2002                                              70        73
                                   Coconino County, AZ, Industrial Development Authority,
                                     Revenue, Guidance Center Income Project, Prerefunded
                                     06/01/2001, 9.250%, 06/01/2011 (b)                             275       300
                                   Phoenix, AZ, Civic Improvement Corporation, Revenue, 6.375%,
                                     07/01/2005                                                     495       536
---------------------------------------------------------------------------------------------------------------------

ARKANSAS
                                   North Little Rock, AR, Electrical Revenue, Series A, 6.000%,
                                     07/01/2001 (c)                                                  20        21
                                   North Little Rock, AR, Electrical Revenue, Series A, 6.150%,
                                     07/01/2003 (c)                                                 275       292
---------------------------------------------------------------------------------------------------------------------

CALIFORNIA
                                   California Central Valley Financing Authority, Revenue,
                                     Carson Ice Project, 6.000%, 07/01/2009                         250       257
                                   Sacramento, CA, Cogeneration, Revenue, Procter & Gamble
                                     Project, 7.000%, 07/01/2004                                    200       219
                                   San Joaquin Hills, CA, Transportation, Revenue, Series A,
                                     Zero Coupon, 01/15/2012 (c)                                    825       430
---------------------------------------------------------------------------------------------------------------------

COLORADO
                                   Arapahoe County, CO, Capital Improvements, Revenue, Series
                                     E, Prerefunded 08/31/2005, 6.900%, 08/31/2015 (b)              300       342
---------------------------------------------------------------------------------------------------------------------

CONNECTICUT
                                   Connecticut State, General Obligation, Series B, 5.950%,
                                     11/15/2000                                                       5         5
---------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA
                                   District of Columbia, General Obligation, Series B, 5.500%,
                                     06/01/2010 (c)                                               1,000     1,021
                                   District of Columbia Redevelopment Land Agency, Revenue,
                                     5.625%, 11/01/2010                                             160       163
---------------------------------------------------------------------------------------------------------------------

FLORIDA
                                   Broward County, FL, School District, General Obligation,
                                     6.000%, 02/15/2004                                              70        74
                                   Hillsborough County, FL, Aviation Authority Revenue, Tampa
                                     International Airport, Series A, Prerefunded 10/01/1999,
                                     6.900%, 10/01/2011 (b)                                           5         5
                                   Orlando, FL, Special Assessment Revenue, Conroy Road
                                     Interchange Project, Series B, 5.250%, 05/01/2005              225       218
---------------------------------------------------------------------------------------------------------------------

GEORGIA
                                   Atlanta, GA, Airport Facilities Revenue, 6.500%,
                                   01/01/2013 (c)                                                             70        73
---------------------------------------------------------------------------------------------------------------------

HAWAII
                                   Hawaii State, General Obligation, Series B, 7.250%,
                                     11/01/2000                                                     145       150
---------------------------------------------------------------------------------------------------------------------

ILLINOIS
                                   Chicago, IL, Emergency Telephone System, General Obligation,
                                     5.250%, 01/01/2012 (c)                                         500       498
                                   Illinois Health Facilities Authority Revenue, Franciscan
                                     Sisters Health Care, ETM, 6.250%, 09/01/2002**                 350       368
                                   McHenry & Lake Counties, IL, Certificate of Participation,
                                     6.125%, 12/01/2003 (c)                                          85        90

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



---------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
                                   ISSUER                                                        AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------
INDIANA                            Johnson County, IN, Hospital Association, Revenue, 6.500%,
                                     07/01/2002 (c)                                              $  300   $   316
                                   Purdue University, Indiana University Revenue, Student Fee
                                     Service, Prerefunded 01/01/2005, 6.700%, 07/01/2015 (b)        250       279
---------------------------------------------------------------------------------------------------------------------
KENTUCKY                           Lexington, KY, Fayette Urban County, Revenue, University of
                                     Kentucky Alumni Association Income Project, Prerefunded
                                     11/01/2004, 6.500%, 11/01/2009 (b)                             300       332
---------------------------------------------------------------------------------------------------------------------
LOUISIANA                          Louisiana State, General Obligation, ETM, Series A, 7.000%,
                                     05/01/2001**                                                   300       313
---------------------------------------------------------------------------------------------------------------------
MAINE                              Maine Health & Higher Educational Facilities, Revenue, ETM,
                                     Series B, 6.300%, 07/01/2004**                                 135       145
                                   Maine Health & Higher Educational Facilities, Revenue,
                                     Series B, 6.300%, 07/01/2004 (c)                                25        27
                                   Maine Health & Higher Educational Facilities, Revenue,
                                     Series B, Prerefunded 07/01/2004, 6.500%, 07/01/2006 (b)       100       110
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS                      Massachusetts Bay Transportation Authority, Revenue, 6.500%,
                                     03/01/2004                                                       5         5
                                   Massachusetts Bay Transportation Authority, Revenue, Series
                                     A, Prerefunded 03/01/2000, 7.625%, 03/01/2015 (b)              115       119
                                   Massachusetts State, General Obligation, Series D,
                                     Prerefunded 07/01/2001, 7.000%, 07/01/2007 (b)                 200       213
                                   Massachusetts State, General Obligation, Series D,
                                     Prerefunded 07/01/2001, 7.000%, 07/01/2007 (b)                  75        80
                                   Massachusetts State Water Pollution, Revenue, Series A,
                                     6.200%, 02/01/2010                                              45        48
---------------------------------------------------------------------------------------------------------------------
MICHIGAN                           Chippewa Valley, MI, School District, General Obligation,
                                     7.000%, 05/01/2001 (c)                                         350       365
                                   Detroit, MI, General Obligation, Series A, Prerefunded
                                     04/01/2005, 6.700%, 04/01/2010 (b)                             300       332
                                   Grand Rapids, MI, Downtown Development Revenue, Tax
                                     Allocation, 6.200%, 06/01/2004 (c)                             175       187
                                   Michigan Higher Educational Student Loan, Revenue, 5.400%,
                                     06/01/2006 (c)                                                 250       255
                                   Michigan Higher Educational Student Loan, Revenue, 5.750%,
                                     06/01/2013 (c)                                                 250       251
                                   Michigan State Building Authority Revenue, ETM, Series I,
                                     6.250%, 10/01/2000**                                             5         5
                                   Michigan State Building Authority Revenue, Series I, 6.500%,
                                     10/01/2004                                                     160       174
                                   Michigan State Hospital Financial Authority Revenue, Gratiot
                                     Community Hospital, 6.100%, 10/01/2007                         350       358
---------------------------------------------------------------------------------------------------------------------
MISSOURI                           Missouri State Health & Educational Facilities, Revenue,
                                     Lake Of The Ozarks General Hospital, 5.500%, 02/15/2001        200       202
                                   Missouri State Health & Educational Facilities, Revenue,
                                     Lake Of The Ozarks General Hospital, 6.000%, 02/15/2006        300       306
---------------------------------------------------------------------------------------------------------------------
NEBRASKA                           Nebraska Public Power District Revenue, Nuclear Facility,
                                     5.700%, 01/01/2004                                              50        52
---------------------------------------------------------------------------------------------------------------------
NEVADA                             Clark County, NV, Highway Improvement Revenue, Motor Vehicle
                                     Fuel Tax, 5.625%, 07/01/2002 (c)                                70        72
                                   Nevada State, General Obligation, Series A, 5.900%,
                                     05/01/2001                                                     250       257
---------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE                      New Hampshire Higher Educational & Health Facilities,
                                     Revenue, Havenwood Heritage Heights, 7.100%, 01/01/2006        165       170

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



---------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
                                   ISSUER                                                        AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY                         Middlesex County, NJ, Utilities Authority, Revenue, 6.100%,
                                     12/01/2001 (c)                                              $  300   $   312
                                   New Jersey Economic Development Authority, Transportation
                                     Project, Revenue, Series A, 5.500%, 05/01/2007 (c)             500       522
                                   New Jersey Transportation Trust Fund, Revenue, Series B,
                                     6.500%, 06/15/2011 (c)                                         225       252
---------------------------------------------------------------------------------------------------------------------
NEW YORK                           Long Island, NY, Power Authority New York Electricity,
                                     Revenue, Series A, 5.500%, 12/01/2013 (c)                    1,000     1,015
                                   New York & New Jersey, Port Authority Special Obligation,
                                     Revenue, Special Project, JFK Terminal 6, 6.250%,
                                     12/01/2008 (c)                                                 500       543
                                   New York City, NY, General Obligation, Series B1, 6.500%,
                                     08/15/2002                                                      65        69
                                   New York City, NY, General Obligation, Series D, 5.750%,
                                     08/01/2003                                                     110       115
                                   New York City, NY, General Obligation, ETM, Series B1,
                                     6.500%, 08/15/2002**                                            25        27
                                   New York City, NY, Industrial Development Agency, Civil
                                     Facilities Revenue, USTA National Tennis Center, 6.100%,
                                     11/15/2004 (c)                                                 200       215
                                   New York Local Assistance Corp., Revenue, Series A,
                                     Prerefunded 04/01/2001, 7.000%, 04/01/2016 (b)                 100       106
                                   New York Tollway Authority Service Contract, Local Highway &
                                     Bridges, Revenue, 6.000%, 04/01/2002                           265       275
                                   Niagara Falls, NY, Water Treatment Plant, General
                                     Obligation, AMT, 6.400%, 11/01/2004 (c)                        100       108
---------------------------------------------------------------------------------------------------------------------
OHIO                               Athens County, OH, Economic Development, Revenue, Ohio
                                     Athens Inc. Project, 6.250%, 11/01/2011                        220       224
                                   Cleveland, OH, Waterworks Revenue, Series A, 6.125%,
                                     01/01/2003 (c)                                                 450       473
                                   Lucas County, OH, Health Facilities Revenue, Ohio
                                     Presbyterian, Series A, 6.100%, 07/01/2006                     300       309
                                   Marion County, OH, Health Care Facilities, Revenue, Church
                                     Homes Project, 6.300%, 11/15/2015                              250       250
                                   Ohio Building Authority, Adult Correctional Building Fund
                                     Revenue, Series A, 6.125%, 10/01/2010                          400       428
                                   Ohio Gateway Economic Development Corp., Revenue, Cuyahoga
                                     County Annual Gateway, 7.500%, 09/01/2005                      400       424
                                   Ohio Higher Educational Facilities Revenue, University of
                                     Findlay Project, 5.750%, 09/01/2007                            375       383
                                   Ohio Water Development Authority Revenue, Pure Water
                                     Improvement Project, 5.750%, 12/01/2003 (c)                      5         5
                                   Ohio Water Development Authority Revenue, Water Development
                                     Community Assistance, 5.500%, 06/01/2008 (c)                   300       312
---------------------------------------------------------------------------------------------------------------------
OKLAHOMA                           Muskogee County, OK, General Obligation, 6.000%,
                                     05/01/2001 (c)                                                  10        10
                                   Oklahoma Valley View Hospital Authority, Revenue, 5.750%,
                                     08/15/2006                                                     315       315
                                   Woodward, OK, Municipal Authority Hospital, Revenue, 5.600%,
                                     11/01/2004                                                     270       273

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
                                   ISSUER                                                        AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA                       Allegheny County, PA, Hospital Development Authority, Magee-
                                     Womens Hospital, Revenue, 6.250%, 10/01/2008 (c)            $  300   $   320
                                   Hazelton, PA, Health Services Authority Hospital, Revenue,
                                     Hazelton-St Joseph Medical Center, 5.850%, 07/01/2006          220       224
                                   Pennsylvania Higher Educational Facilities, College &
                                     University Revenue, Ursinus College, 5.500%, 01/01/2007        265       269
                                   Pennsylvania Intergovernmental Cooperative Authority, City
                                     of Philadelphia Funding Program, Special Tax, ETM, 6.000%,
                                     06/15/2002**                                                   285       295
                                   Philadelphia, PA, Gas Works Revenue, Series 13, Prerefunded
                                     06/15/2001, 7.700%, 06/15/2021 (b)                             120       129
---------------------------------------------------------------------------------------------------------------------
PUERTO RICO                        Puerto Rico Housing Bank & Financial Agency, Revenue,
                                     Portfolio I, 5.900%, 04/01/2010                                160       165
---------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA                     York County, SC, School District Number 4, General
                                     Obligation, 7.000%, 03/01/2004 (c)                             460       505
---------------------------------------------------------------------------------------------------------------------
TEXAS                              Fort Worth, TX, Water & Sewer Revenue, Series B, 5.900%,
                                     02/15/2001                                                      80        82
                                   Harris County, TX, General Obligation, Criminal Justice
                                     Center, 7.500%, 10/01/2004                                     200       226
                                   Harris County, TX, General Obligation, Criminal Justice
                                     Center, 7.500%, 10/01/2005                                     200       229
                                   Houston, TX, Higher Education Finance Corporation, Revenue,
                                     University of Saint Thomas Project, 7.250%, 12/01/2007         100       105
                                   Killeen, TX, Independent School District, General
                                     Obligation, 5.500%, 02/15/2006                               1,000     1,041
                                   North Richland Hills, TX, General Obligation, 6.000%,
                                     02/15/2002 (c)                                                 195       202
                                   San Antonio, TX, Electric & Gas, Revenue, Series A, 5.125%,
                                     02/01/2009                                                   1,000     1,006
                                   Texas State, Public Finance Authority Building Revenue,
                                     Series B, 5.875%, 02/01/2002 (c)                               210       217
                                   Texas Trinity River Authority, Ten Mile Creek, Revenue,
                                     5.500%, 08/01/2002 (c)                                          70        72
                                   Texas Water Development Board Revenue, Series A, 5.500%,
                                     07/15/2008                                                   1,000     1,040
                                   Waxahachie, TX, Independent School District, General
                                     Obligation, Zero Coupon, 08/15/2009                            650       390
---------------------------------------------------------------------------------------------------------------------
VIRGINIA                           Arlington County, VA, Industrial Development Authority,
                                     Revenue, Arlington Hospital, Series A, Prerefunded
                                     09/01/2001, 7.125%, 09/01/2021 (b)                              90        97
                                   Richmond, VA, General Obligation, Series A, Prerefunded
                                     01/15/2000, 6.875%, 01/15/2010 (b)                             100       103
---------------------------------------------------------------------------------------------------------------------
WASHINGTON                         Tacoma, WA, Electric System Revenue, 5.800%, 01/01/2004 (c)       70        73
                                   ----------------------------------------------------------------------------------
                                   LONG-TERM MUNICIPAL INVESTMENTS
                                   (Cost $23,714)                                                          24,152
                                   ----------------------------------------------------------------------------------
                                   TOTAL INVESTMENT PORTFOLIO
                                   (Cost $23,814) (a)                                                     $24,252
                                   ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $23,814. At September 30, 1999, the net unrealized appreciation for all securities based on tax cost was $438. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $615 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $177.

(b) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(c) Bond is insured by one of these companies: AMBAC, Capital Guaranty, FGIC, FSA or MBIA/BIG.

  * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

 ** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

The accompanying notes are an integral part of the financial statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
(IN THOUSANDS)

                                                                              INTERMEDIATE
                                                                MUNICIPAL      MUNICIPAL
                                                                   FUND           FUND
------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------
Investment securities, at value, (cost: $2,764,076 and
$23,814)                                                        $2,801,671       24,252
------------------------------------------------------------------------------------------
Cash                                                                 2,200          879
------------------------------------------------------------------------------------------
Receivable for investments sold                                     51,055           45
------------------------------------------------------------------------------------------
Interest receivable                                                 42,968          367
------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      8,885            4
------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 2,906,779       25,547
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 LIABILITIES
------------------------------------------------------------------------------------------

Payable for investments purchased                                   84,867           --
------------------------------------------------------------------------------------------
Dividends payable                                                    2,843           22
------------------------------------------------------------------------------------------
Payable for fund shares redeemed                                     5,439            6
------------------------------------------------------------------------------------------
Accrued management fee                                                 811           10
------------------------------------------------------------------------------------------
Other accrued expenses                                                 616           46
------------------------------------------------------------------------------------------
    Total liabilities                                               94,576           84
------------------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $2,812,203       25,463
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------

Net assets consist of:
Net unrealized appreciation (depreciation) on investments       $   37,595          438
------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (44,461)        (262)
------------------------------------------------------------------------------------------
Paid-in capital                                                  2,819,069       25,287
------------------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $2,812,203       25,463
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 NET ASSETS VALUE
------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                   $2,728,300      $17,774
------------------------------------------------------------------------------------------
  Shares outstanding                                               284,064        1,778
------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                             $     9.60      $ 10.00
------------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value, plus
  4.71%/2.83% of net asset value or 4.50%/2.75% of
  offering price)                                               $    10.05      $ 10.28
------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                   $   74,524      $ 5,328
------------------------------------------------------------------------------------------
  Shares outstanding                                                 7,779          533
------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                             $     9.58      $ 10.00
------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                   $    9,379      $ 2,361
------------------------------------------------------------------------------------------
  Shares outstanding                                                   975          236
------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                             $     9.62      $ 10.00
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 1999
(IN THOUSANDS)

                                                                          INTERMEDIATE
                                                              MUNICIPAL    MUNICIPAL
                                                                FUND          FUND
--------------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------------
  Interest                                                    $ 168,305       1,406
--------------------------------------------------------------------------------------
Expenses:
  Management fee                                                 12,538         150
--------------------------------------------------------------------------------------
  Administrator's fee                                             5,482          64
--------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses          2,269          18
--------------------------------------------------------------------------------------
  Trustees' fees and expenses                                        70          10
--------------------------------------------------------------------------------------
  Reports to shareholders                                           529          12
--------------------------------------------------------------------------------------
  Auditing                                                          116           1
--------------------------------------------------------------------------------------
  Legal                                                              17           1
--------------------------------------------------------------------------------------
  Registration fees                                                   8          --
--------------------------------------------------------------------------------------
  Distribution fees                                                 669          56
--------------------------------------------------------------------------------------
  Other                                                              51          12
--------------------------------------------------------------------------------------
    Total expenses                                               21,749         324
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           146,556       1,082
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------

Net realized gain (loss) from:
  Investments                                                     1,473        (163)
--------------------------------------------------------------------------------------
  Futures                                                        (1,276)         --
--------------------------------------------------------------------------------------
  Written options                                                   615          --
--------------------------------------------------------------------------------------
    Total realized gain (loss)                                      812        (163)
--------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period
  on investments                                               (226,279)     (1,225)
--------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                     (225,467)     (1,388)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                    $ (78,911)       (306)
--------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30,
(IN THOUSANDS)

                                                                                           INTERMEDIATE
                                                                                             MUNICIPAL
                                                                  MUNICIPAL FUND               FUND
                                                              -----------------------    -----------------
                                                                 1999         1998        1999       1998
----------------------------------------------------------------------------------------------------------
 OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income                                       $  146,556      157,912      1,082       966
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                           812       56,655       (163)       85
----------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation)                    (226,279)      55,759     (1,225)      555
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       (78,911)     270,326       (306)    1,606
----------------------------------------------------------------------------------------------------------
  Distribution to shareholders from net investment income       (146,556)    (157,912)    (1,082)     (966)
----------------------------------------------------------------------------------------------------------
  Distribution to shareholders from net realized gains           (73,330)     (66,970)       (64)     (140)
----------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                 (219,886)    (224,882)    (1,146)   (1,106)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from fund share
transactions                                                    (109,643)     (41,022)     1,742     2,784
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               (408,440)       4,422        290     3,284
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------

Beginning of year                                              3,220,643    3,216,221     25,173    21,889
----------------------------------------------------------------------------------------------------------
END OF YEAR                                                   $2,812,203    3,220,643     25,463    25,173
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1    DESCRIPTION OF
     THE FUND Kemper Municipal Bond Fund (Municipal Fund) and Kemper Intermediate Municipal Bond Fund (Intermediate Municipal Fund), collectively the funds are a diversified series of Kemper National Tax-Free Income Trust (the "Corporation" or "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

                             The funds offer multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none issued at September 30, 1999) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of each fund have equal rights with respect to voting subject to class specific arrangements.

                             Each fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the funds in the preparation of their financial statements.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Investments are stated at
                             value. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the calculated mean between the most recent bid and asked quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             OPTIONS. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the fund if the option is exercised. During the period, the Municipal Fund purchased put options on securities as a hedge against potential adverse price movements in the value of portfolio assets. In addition,

NOTES TO FINANCIAL STATEMENTS

                             during the period, the Municipal Fund wrote put options on securities as a temporary substitute for purchasing selected investments and to enhance potential gain.

                             The liability representing the fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

                             If the fund writes a covered call option, the fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

                             FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, the Municipal Fund purchased interest rate futures to manage the duration of the portfolio. In addition, the Municipal Fund also sold interest rate futures to hedge against declines in the value of portfolio securities.

                             Upon entering into a futures contract, the fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

                             Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

                             FEDERAL INCOME TAXES. Each fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated

NOTES TO FINANCIAL STATEMENTS

                             investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the funds paid no federal income taxes and no federal income tax provision was required.

                             At September 30, 1999, the Intermediate Municipal Fund had a net tax basis capital loss carryforward of approximately $22,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until September 30, 2007, the expiration date, whichever occurs first. In addition, from November 1, 1998 through September 30, 1999, the Municipal Fund and the Intermediate Municipal Fund incurred approximately $34,656,000 and $175,000, respectively, of net realized capital losses. As permitted by tax regulations, the funds intend to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2000.

                             DISTRIBUTION OF INCOME AND GAINS. All of the net investment of each fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the funds if not distributed, and, therefore, will be distributed to shareholders at least annually.

                             The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income
                             (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the funds may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of each fund.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

                             EXPENSES. Expenses arising in connection with a specific fund are allocated to that fund. Other trust expenses are allocated between the funds in proportion to their relative net assets.

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. Each fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). The Municipal Fund pays a monthly investment management fee of 1/12 of the annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The
                             Municipal Fund paid a management fee of $12,538,000 for the year ended September 30, 1999.

                             The Intermediate Municipal Fund pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Intermediate Municipal Fund paid a management fee of $150,000 for the year ended September 30, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The trust has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI).

NOTES TO FINANCIAL STATEMENTS

                             Underwriting commissions paid in connection with the distribution of each fund's Class A shares for the year ended September 30, 1999 are as follows:

                                                                     COMMISSIONS
                                                                   RETAINED BY KDI
                                                                   ---------------
                             Municipal fund                            $325,000
                             Intermediate Municipal fund                  8,000

                             For services under the distribution services agreement, each fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and CDSC for the year ended September 30, 1999 are as follows:

                                                                   DISTRIBUTION FEES
                                                                       AND CDSC
                                                                    RECEIVED BY KDI     UNPAID FEES
                                                                   -----------------    -----------
                             Municipal Fund                             $876,000          $47,000
                             Intermediate Municipal Fund                 112,000            8,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees (ASF) paid for the year ended September 30, 1999 are as follows:

                                                                   ASF PAID BY THE                   ASF PAID BY
                                                                     FUND TO KDI        UNPAID ASF   KDI TO AFFILIATES
                                                                   ---------------      ----------   -----------------
                             Municipal Fund                           $5,482,000         $167,000         $13,000
                             Intermediate Municipal Fund                 64,000            18,000              --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the trust's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the trust. Under the agreement, for the year ended September 30, 1999, KSvC received fees are as follows:

                                                                   SHAREHOLDER
                                                                     SERVICES           UNPAID FEES
                                                                   -----------          -----------
                             Municipal Fund                         $1,577,000           $169,000
                             Intermediate Municipal Fund                14,000                  0

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the trust are also officers or directors of Scudder Kemper. For the year ended September 30, 1999, the trust made no payments to its officers and incurred trustees' fees and expenses aggregating $80,000 to independent trustees.

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the year ended September 30, 1999, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                                         INTERMEDIATE
                                                                   MUNICIPAL FUND       MUNICIPAL FUND
                                                                   --------------       --------------
                             Purchases                               $2,082,682             $9,174
                             Proceeds from sales                      2,318,274              7,895

                             The aggregate face value of futures contracts opened and closed during the year ended September 30, 1999 was $1,936,263,000 for the Municipal Fund.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    LINE OF CREDIT          The Municipal Fund and Intermediate Municipal Fund
                             and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The
                             Participants are charged an annual commitment fee which is allocated pro rate among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

--------------------------------------------------------------------------------

6    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the funds (in thousands):

                                                                                 YEARS ENDED SEPTEMBER 30,
                                                                         1999                                 1998
                                       MUNICIPAL              --------------------------           ---------------------------
                                       FUND                    SHARES          AMOUNT               SHARES           AMOUNT
                                       ---------------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                122,765       $ 1,246,825              93,268       $   974,757
                                       ---------------------------------------------------------------------------------------
                                        Class B                  2,130            21,741               2,704            28,166
                                       ---------------------------------------------------------------------------------------
                                        Class C                  7,786            79,161               4,263            44,493
                                       ---------------------------------------------------------------------------------------
                                        Class I                     --                --                  --                --
                                       ---------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                 13,879           140,559              13,684           141,785
                                       ---------------------------------------------------------------------------------------
                                        Class B                    334             3,377                 273             2,821
                                       ---------------------------------------------------------------------------------------
                                        Class C                     43               440                  31               327
                                       ---------------------------------------------------------------------------------------
                                        Class I                     --                --                  --                --
                                       ---------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A               (148,146)       (1,504,342)           (113,073)       (1,180,570)
                                       ---------------------------------------------------------------------------------------
                                        Class B                 (1,801)          (18,075)             (1,101)          (12,098)
                                       ---------------------------------------------------------------------------------------
                                        Class C                 (7,801)          (79,330)             (3,866)          (40,395)
                                       ---------------------------------------------------------------------------------------
                                        Class I                     --                --                 (30)             (308)
                                       ---------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                    286             2,942                 351             3,667
                                       ---------------------------------------------------------------------------------------
                                        Class B                   (286)           (2,941)               (352)           (3,667)
                                       ---------------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE)
                                        FROM CAPITAL SHARE
                                        TRANSACTIONS                         $  (109,643)                          $   (41,022)
                                       ---------------------------------------------------------------------------------------

Notes to FINANCIAL STATEMENTS

                                                                              YEARS ENDED SEPTEMBER 30,
                                                                         1999                            1998
                                       INTERMEDIATE              ---------------------           --------------------
                                       MUNICIPAL FUND            SHARES        AMOUNT            SHARES       AMOUNT
                                       ------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                   1,154       $ 11,795             817        $ 8,500
                                       ------------------------------------------------------------------------------
                                        Class B                     283          2,938             178          1,841
                                       ------------------------------------------------------------------------------
                                        Class C                     228          2,384              56            578
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                      57            589              57            587
                                       ------------------------------------------------------------------------------
                                        Class B                      12            121              12            128
                                       ------------------------------------------------------------------------------
                                        Class C                       5             49               2             19
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                  (1,254)       (12,728)           (677)        (7,029)
                                       ------------------------------------------------------------------------------
                                        Class B                    (258)        (2,677)           (122)        (1,295)
                                       ------------------------------------------------------------------------------
                                        Class C                     (72)          (729)            (53)          (545)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                       2             22              13            112
                                       ------------------------------------------------------------------------------
                                        Class B                      (2)           (22)            (13)          (112)
                                       ------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS            $  1,742                        $ 2,784
                                       ------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           --------------------------------------
                                                          CLASS A
                                           --------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
             MUNICIPAL FUND                 1999    1998    1997    1996    1995
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------
Net asset value, beginning of period       $10.61   10.46   10.18   10.15    9.69
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .48     .52     .54     .55     .55
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    (.76)    .37     .36     .06     .50
---------------------------------------------------------------------------------
Total from investment operations             (.28)    .89     .90     .61    1.05
---------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .48     .52     .54     .55     .55
---------------------------------------------------------------------------------
  Distribution from net realized gain         .25     .22     .08     .03     .04
---------------------------------------------------------------------------------
Total dividends                               .73     .74     .62     .58     .59
---------------------------------------------------------------------------------
Net asset value, end of period             $ 9.60   10.61   10.46   10.18   10.15
---------------------------------------------------------------------------------
TOTAL RETURN                                (2.75)%  8.84    9.15    6.00   11.15
---------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------
Expenses                                      .69%    .68     .68     .66     .66
---------------------------------------------------------------------------------
Net investment income                        4.86%   4.97    5.29    5.35    5.63
---------------------------------------------------------------------------------

                                           --------------------------------------
                                                          CLASS B
                                           --------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
             MUNICIPAL FUND                 1999    1998    1997    1996    1995
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------
Net asset value, beginning of period       $10.58   10.44   10.15   10.13    9.67
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .40     .43     .45     .46     .46
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    (.75)    .36     .37     .05     .50
---------------------------------------------------------------------------------
Total from investment operations             (.35)    .79     .82     .51     .96
---------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .40     .43     .45     .46     .46
---------------------------------------------------------------------------------
  Distribution from net realized gain         .25     .22     .08     .03     .04
---------------------------------------------------------------------------------
Total dividends                               .65     .65     .53     .49     .50
---------------------------------------------------------------------------------
Net asset value, end of period             $ 9.58   10.58   10.44   10.15   10.13
---------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               (3.48)%  7.84    8.32    4.97   10.17
---------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------
Expenses                                     1.53%   1.52    1.55    1.54    1.55
---------------------------------------------------------------------------------
Net investment income                        4.02%   4.13    4.42    4.47    4.74
---------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ------------------------------------------
                                                            CLASS C
                                           ------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
            MUNICIPAL FUND                 1999    1998    1997    1996    1995
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------
Net asset value, beginning of period       $10.62   10.47   10.18   10.16    9.69
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .40     .43     .46     .46     .47
-------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    (.75)    .37     .37     .05     .51
-------------------------------------------------------------------------------------
Total from investment operations             (.35)    .80     .83     .51     .98
-------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .40     .43     .46     .46     .47
-------------------------------------------------------------------------------------
  Distribution from net realized gain         .25     .22     .08     .03     .04
-------------------------------------------------------------------------------------
Total dividends                               .65     .65     .54     .49     .51
-------------------------------------------------------------------------------------
Net asset value, end of period             $ 9.62   10.62   10.47   10.18   10.16
-------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               (3.47)%  7.93    8.34    4.99   10.32
-------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------
Expenses                                     1.54%   1.52    1.53    1.51    1.51
-------------------------------------------------------------------------------------
Net investment income                        4.01%   4.13    4.44    4.50    4.78
-------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                              1999         1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $2,812,203    3,220,643   3,126,221   3,321,546   3,510,648
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            70%          65          77          97          86
-----------------------------------------------------------------------------------------------------------

NOTES FOR MUNICIPAL FUND:

Total return does not reflect the effect of any sales charges.

FINANCIAL HIGHLIGHTS

                                           --------------------------------------------------
                                                                CLASS A
                                           --------------------------------------------------
                                                                              NOVEMBER 1,
                                              YEAR ENDED SEPTEMBER 30,         1994 TO
                                           ------------------------------    SEPTEMBER 30,
       INTERMEDIATE MUNICIPAL FUND          1999    1998    1997    1996        1995
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period       $10.53   10.31   10.06   10.18        9.50
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .42     .45     .46     .46         .45
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    (.50)    .29     .29    (.04)        .68
---------------------------------------------------------------------------------------------
Total from investment operations             (.08)    .74     .75     .42        1.13
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .42     .45     .46     .46         .45
---------------------------------------------------------------------------------------------
  Distribution from net realized gain         .03     .07     .04     .08          --
---------------------------------------------------------------------------------------------
Total dividends                               .45     .52     .50     .54         .45
---------------------------------------------------------------------------------------------
Net asset value, end of period             $10.00   10.53   10.31   10.06       10.18
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                (.79)%  7.34    7.62    4.15       12.08
---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses absorbed by the fund                 .96%    .96     .96     .92         .55
---------------------------------------------------------------------------------------------
Net investment income                        4.15%   4.35    4.55    4.45        5.00
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                      .96%    .96     .96    1.04        1.05
---------------------------------------------------------------------------------------------
Net investment income                        4.15%   4.35    4.55    4.33        4.50
---------------------------------------------------------------------------------------------

                                           --------------------------------------------------
                                                                CLASS B
                                           --------------------------------------------------
                                                                               NOVEMBER 1,
                                              YEAR ENDED SEPTEMBER 30,          1994 TO
                                           ------------------------------     SEPTEMBER 30,
       INTERMEDIATE MUNICIPAL FUND          1999    1998    1997    1996          1995
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period       $10.52   10.31   10.06   10.18        9.50
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .34     .37     .38     .38         .36
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    (.49)    .28     .29    (.04)        .68
---------------------------------------------------------------------------------------------
Total from investment operations             (.15)    .65     .67     .34        1.04
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .34     .37     .38     .38         .36
---------------------------------------------------------------------------------------------
  Distribution from net realized gain         .03     .07     .04     .08          --
---------------------------------------------------------------------------------------------
Total dividends                               .37     .44     .42     .46         .36
---------------------------------------------------------------------------------------------
Net asset value, end of period             $10.00   10.52   10.31   10.06       10.18
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               (1.48)%  6.38    6.78    3.34       11.13
---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses absorbed by the fund                1.76%   1.76    1.76    1.71        1.42
---------------------------------------------------------------------------------------------
Net investment income                        3.35%   3.55    3.75    3.66        4.13
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                     1.76%   1.76    1.76    1.83        1.92
---------------------------------------------------------------------------------------------
Net investment income                        3.35%   3.55    3.75    3.54        3.63
---------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           --------------------------------------------------
                                                                CLASS C
                                           --------------------------------------------------
                                                                               NOVEMBER 1,
                                              YEAR ENDED SEPTEMBER 30,          1994 TO
                                           ------------------------------     SEPTEMBER 30,
       INTERMEDIATE MUNICIPAL FUND          1999    1998    1997    1996          1995
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period       $10.53   10.31   10.06   10.19        9.50
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .34     .37     .39     .38         .38
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    (.50)    .29     .29    (.05)        .69
---------------------------------------------------------------------------------------------
Total from investment operations             (.16)    .66     .68     .33        1.07
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .34     .37     .39     .38         .38
---------------------------------------------------------------------------------------------
  Distribution from net realized gain         .03     .07     .04     .08          --
---------------------------------------------------------------------------------------------
Total dividends                               .37     .44     .43     .46         .38
---------------------------------------------------------------------------------------------
Net asset value, end of period             $10.00   10.53   10.31   10.06       10.19
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               (1.56)%  6.55    6.77    3.26       11.43
---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses absorbed by the fund                1.72%   1.73    1.73    1.65        1.28
---------------------------------------------------------------------------------------------
Net investment income                        3.39%   3.58    3.78    3.72        4.27
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                     1.72%   1.73    1.73    1.77        1.78
---------------------------------------------------------------------------------------------
Net investment income                        3.39%   3.58    3.78    3.60        3.77
---------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------
                                                                                 NOVEMBER 1,
                                                YEAR ENDED SEPTEMBER 30,           1994 TO
                                           ----------------------------------   SEPTEMBER 30,
                                            1999      1998     1997     1996        1995
-------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                 $25,463   25,173   21,889   21,901      16,169
-------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)            30%      14       80       80          60
-------------------------------------------------------------------------------------------------

NOTES FOR INTERMEDIATE MUNICIPAL FUND:
Scudder Kemper agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee was gradually reinstated through April 30, 1996. "Other ratios to average net assets" are computed without the waiver of management fee.

Total return does not reflect the effect of any sales charges.

FEDERAL TAX STATUS OF 1999 DIVIDENDS FOR BOTH FUNDS
Municipal and Intermediate Municipal Funds paid distributions of $0.16 and $0.01 per share, respectively, from net long-term capital gains during the year ended September 30, 1999, of which 100% and 100% represent 20% rate gains, respectively.

Pursuant to Section 852 of the Internal Revenue Code, the Municipal Fund designated $22,535,000 as capital gain dividends for its year ended September 30, 1999, of which 100% represents 20% rate gains.

Of the dividends paid from net investment income by each fund for the taxable year ended September 30, 1999, 100% are designated as exempt interest dividends for federal income tax purposes. However, a portion of the dividends may be includable in the alternative minimum tax calculation.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER NATIONAL TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund, comprising the Kemper National Tax-Free Income Series (the Trust) as of September 30, 1999, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper National Tax-Free Income Series at September 30, 1999, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods referred to above, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 15, 1999

NOTES

NOTES

TRUSTEES&OFFICERS


TRUSTEES                          OFFICERS
JOHN W. BALLANTINE                MARK S. CASADY             MAUREEN E. KANE
Trustee                           President                  Assistant Secretary

LEWIS A. BURNHAM                  PHILLIP J. COLLORA         CAROLINE PEARSON
Trustee                           Vice President and         Assistant Secretary
                                  Secretary
DONALD L. DUNAWAY                                            BRENDA LYONS
Trustee                           JOHN R. HEBBLE             Assistant Treasurer
                                  Treasurer
ROBERT B. HOFFMAN
Trustee                           ANN M. MCCREARY
                                  Vice President
DONALD R. JONES
Trustee                           ASHTON P. GOODFIELD
                                  Vice President
THOMAS W. LITTAUER
Trustee and Vice President        ROBERT C. PECK, JR.
                                  Vice President
SHIRLEY D. PETERSON
Trustee                           KATHRYN L. QUIRK
                                  Vice President
CORNELIA SMALL
Trustee                           LINDA J. WONDRACK
                                  Vice President
WILLIAM P. SOMMERS
Trustee

--------------------------------------------------------------------------------
LEGAL COUNSEL           VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                        222 North LaSalle Street
                        Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER             KEMPER SERVICE COMPANY
SERVICE AGENT           P.O. Box 219557
                        Kansas City, MO 64121
--------------------------------------------------------------------------------
CUSTODIAN               STATE STREET BANK AND TRUST COMPANY
                        225 Franklin Street
                        Boston, MA 02110
--------------------------------------------------------------------------------
TRANSFER AGENT          INVESTORS FIDUCIARY TRUST COMPANY
                        801 Pennsylvania
                        Kansas City, MO 64105
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS    ERNST & YOUNG LLP
                        233 South Wacker Drive
                        Chicago, IL 60606
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER   KEMPER DISTRIBUTORS, INC.
                        222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

KEMPER FUNDS LOGO
Long-term investing in a short-term world(SM)

Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Tax-Free Income Funds prospectus.
KNTIS - 2(11/23/99) 1094280